June 30, 2002

Financial statements (unaudited)
including statement of investments

TIAA Separate
Account VA-1

Stock Index Account

                                                                            2002
                                                               SEMIANNUAL REPORT



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

                           TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT

                                     INDEX
                                 JUNE 30, 2002
--------------------------------------------------------------------------------

                                                              PAGE
                                                              ----
Statement of Investments....................................    2
Statement of Assets and Liabilities.........................   26
Statement of Operations.....................................   27
Statements of Changes in Net Assets.........................   28
Notes to Financial Statements...............................   29

                TIAA SEPARATE ACCOUNT VA-1--STOCK INDEX ACCOUNT
                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 2002

    PRINCIPAL                                         VALUE (000)
    ---------                                         -----------
CORPORATE BONDS--0.00%
CONSUMER CYCLICAL--0.00%
$     1,950         Ugly Duckling Corp (Sub Deb)
                       12.000%, 10/23/03............   $      2
                                                       --------
                    TOTAL CONSUMER CYCLICAL.........          2
                                                       --------
FINANCIAL SERVICES--0.00%
     10,000         National Health Investors, Inc
                       9.000%, 01/01/06.............         10
                                                       --------
                    TOTAL FINANCIAL SERVICES........         10
                                                       --------
                    TOTAL CORPORATE BONDS
                      (Cost $13)....................         12
                                                       --------
  SHARES
  ------
PREFERRED STOCK--0.01%
BASIC INDUSTRIES--0.01%
      2,280      *  Sealed Air Corp.................         93
                                                       --------
                    TOTAL BASIC INDUSTRIES..........         93
                                                       --------
CONSUMER CYCLICAL--0.00%
      2,800      *  O'Sullivan Industries Holdings,
                      Inc...........................          3
        266      *  Price Legacy Corp...............          4
                                                       --------
                    TOTAL CONSUMER CYCLICAL.........          7
                                                       --------
FINANCIAL SERVICES--0.00%
          2         Corrections Corp Of America
                      (Class B).....................          0
                                                       --------
                    TOTAL FINANCIAL SERVICES........          0
                                                       --------
TECHNOLOGY--0.00%
        503      *  Superior Trust I Series A.......          1
                                                       --------
                    TOTAL TECHNOLOGY................          1
                                                       --------
                    TOTAL PREFERRED STOCK
                      (Cost $131)...................        101
                                                       --------
COMMON STOCK--100.11%
AEROSPACE AND DEFENSE--1.46%
      1,761         AAR Corp........................         18
      2,621      *  Alliant Techsystems, Inc........        167
      1,802      *  Armor Holdings, Inc.............         46
      1,354      *  Aviall, Inc.....................         19
     57,130         Boeing Co.......................      2,571
      1,258      *  DRS Technologies, Inc...........         54
        496         Ducommun, Inc...................         13
        482         Dynamics Research Corp..........         12
     17,386      *  Echostar Communications Corp
                      (Class A).....................        323
        550         Engineered Support Systems,
                      Inc...........................         29
     13,016         General Dynamics Corp...........      1,384
     63,188      *  General Motors Corp.............        657
      6,931         Goodrich Corp...................        189
        785         Heico Corp......................         11
         60         Heico Corp (Class A)............          1
        859      *  Herley Industries, Inc..........         18
      1,700      *  Hexcel Corp.....................          8
         19      *  Innovative Solutions & Support,
                      Inc...........................          0
        504      *  Integrated Defense Technology,
                      Inc...........................         15
      1,612         Kaman Corp (Class A)............         27
      4,192      *  L-3 Communications Holdings,
                      Inc...........................        226
      1,200      *  Ladish Co, Inc..................         15
     26,726         Lockheed Martin Corp............      1,857
      1,100      *  Moog, Inc (Class A).............         47
      7,019         Northrop Grumman Corp...........        877
      3,100     e*  Orbital Sciences Corp...........         25
      2,069      *  Panamsat Corp...................         47
      8,057         PerkinElmer, Inc................         89

  SHARES                                              VALUE (000)
  ------                                              -----------
      3,844         Precision Castparts Corp........   $    127
     28,570         Raytheon Co.....................      1,164
      3,250      *  Remec, Inc......................         18
     13,162         Rockwell Collins, Inc...........        361
        433      *  Sequa Corp (Class A)............         28
      2,183      *  Teledyne Technologies, Inc......         45
      1,052      *  Triumph Group, Inc..............         47
      1,518      *  United Defense Industries,
                      Inc...........................         35
      1,256      *  Viasat, Inc.....................         11
                                                       --------
                    TOTAL AEROSPACE AND DEFENSE.....     10,581
                                                       --------
BASIC INDUSTRIES--4.38%
        676      *  Aaon, Inc.......................         13
        175      *  AEP Industries, Inc.............          6
     16,426         Air Products & Chemicals, Inc...        829
      4,353      *  Airgas, Inc.....................         75
      6,870      *  AK Steel Holding Corp...........         88
      1,703         Albany International Corp (Class
                      A)............................         46
      1,974         Albemarle Corp..................         61
     60,459         Alcoa, Inc......................      2,004
        246         Alico, Inc......................          7
      5,801         Allegheny Technologies, Inc.....         92
      1,482         Amcol International Corp........         10
         13      *  American Realty Investors,
                      Inc...........................          0
      4,450      *  American Standard Cos, Inc......        334
        330         American Woodmark Corp..........         19
        266         Ameron International Corp.......         19
        793      *  Applied Films Corp..............          9
      2,587         Aptargroup, Inc.................         80
      1,500         Arch Chemicals, Inc.............         37
      3,254         Arch Coal, Inc..................         74
        192     e*  Armstrong Holdings, Inc.........          0
        310      *  Avatar Holdings, Inc............          9
      7,049         Avery Dennison Corp.............        442
      4,090         Ball Corp.......................        170
      3,600         Bemis Co........................        171
      9,400     b*  Bethlehem Steel Corp............          2
      5,838         Black & Decker Corp.............        281
      3,641         Boise Cascade Corp..............        126
      3,783         Bowater, Inc....................        206
      1,200      *  Brush Engineered Materials,
                      Inc...........................         15
      1,676      *  Buckeye Technologies, Inc.......         16
        878      *  Building Materials Holding
                      Corp..........................         13
        302      *  BWAY Corp.......................          5
      4,544         Cabot Corp......................        130
      1,700     e*  Cabot Microelectronics Corp.....         73
      2,400         Calgon Carbon Corp..............         20
      1,618         Cambrex Corp....................         65
      1,600      *  Caraustar Industries, Inc.......         20
      2,200         Carlisle Cos, Inc...............         99
      1,463         Carpenter Technology Corp.......         42
        600         Centex Construction Products,
                      Inc...........................         22
      4,449         Centex Corp.....................        257
        851         Century Aluminum Co.............         13
      3,600      *  Champion Enterprises, Inc.......         20
        438      *  Chase Industries, Inc...........          6
        700         Chemed Corp.....................         26
        793         Chemfirst, Inc..................         23
      1,008         Chesapeake Corp.................         27
      1,787         Clarcor, Inc....................         57
      6,649      e  Clayton Homes, Inc..............        105
        741      *  Cleveland-Cliffs, Inc...........         20
      1,421         Collins & Aikman Corp...........         13

                                       2
                       SEE NOTES TO FINANCIAL STATEMENTS

  SHARES                                              VALUE (000)
  ------                                              -----------
BASIC INDUSTRIES--(CONTINUED)
      7,900      *  Collins & Aikman Corp Rts.......   $      0
      2,724      *  Comfort Systems USA, Inc........         14
        868         Commercial Metals Co............         41
      1,518         Consol Energy, Inc..............         32
      8,209         Crompton Corp...................        105
      9,061      *  Crown Cork & Seal Co, Inc.......         62
      2,854      *  Cytec Industries, Inc...........         90
        742         Deltic Timber Corp..............         26
      1,355      *  Dionex Corp.....................         36
        147      *  Dominion Homes, Inc.............          3
        212         Donnelly Corp...................          6
     65,053         Dow Chemical Co.................      2,237
      8,311         Dr Horton, Inc..................        216
        376      *  Drew Industries, Inc............          6
     71,211         Du Pont (E.I.) de Nemours &
                      Co............................      3,162
      3,300      *  Earthshell Corp.................          4
      5,565         Eastman Chemical Co.............        261
      9,288         Ecolab, Inc.....................        429
      1,450         Elcor Corp......................         40
      1,050      *  EMCOR Group, Inc................         62
         17      *  Encompass Services Corp.........          0
        960      *  Encore Wire Corp................         14
        934      *  Energy Conversion Devices,
                      Inc...........................         15
      9,335         Engelhard Corp..................        264
      2,332         Ferro Corp......................         70
      2,500     e*  Fleetwood Enterprises, Inc......         22
      1,417         Florida Rock Industries, Inc....         51
      5,822         Fluor Corp......................        227
      1,933      *  FMC Corp........................         58
      1,550         Foamex International, Inc.......         17
      5,268     e*  Freeport-Mcmoran Copper & Gold,
                      Inc (Class A).................         94
      1,978         Georgia Gulf Corp...............         52
     16,710         Georgia-Pacific Corp............        411
        558         Gibraltar Steel Corp............         12
        770         Glatfelter......................         14
      2,325         Granite Construction, Inc.......         59
      2,718         Great Lakes Chemical Corp.......         72
      1,000         Greif Brothers Corp (Class A)...         33
      2,123         H.B. Fuller Co..................         62
      5,382      *  Hecla Mining Co.................         25
      5,844      *  Hercules, Inc...................         68
        977      *  Hovnanian Enterprises, Inc
                      (Class A).....................         35
      7,795         IMC Global, Inc.................         97
        856      *  Imco Recycling, Inc.............          8
      1,632      *  Insituform Technologies, Inc
                      (Class A).....................         35
      2,100      *  Integrated Electrical Services,
                      Inc...........................         13
     34,695         International Paper Co..........      1,512
        932         International Specialty
                      Products, Inc.................          7
        404         Interpool, Inc..................          7
      1,111      *  Ivex Packaging Corp.............         25
      3,395         Jacobs Engineering Group, Inc...        118
        828      *  Jarden Corp.....................         16
      3,124         KB Home.........................        161
     37,202         Kimberly-Clark Corp.............      2,307
      2,274         Lafarge North America, Inc......         80
      3,800      e  Lennar Corp.....................        233
      3,073         Lennox International, Inc.......         55
        361      *  Liquidmetal Technologies........          4
      2,054      *  Lone Star Technologies, Inc.....         47
      3,700      *  Longview Fibre Co...............         35
      7,500      *  Louisiana-Pacific Corp..........         79
      1,035         LSI Industries, Inc.............         19
      3,700         Lubrizol Corp...................        124
      1,091      *  Lydall, Inc.....................         17
      8,464         Lyondell Chemical Co............        128
        862         M/I Schottenstein Homes, Inc....         32
      1,604         MacDermid, Inc..................         34

  SHARES                                              VALUE (000)
  ------                                              -----------
      3,552      e  Martin Marietta Materials,
                      Inc...........................   $    139
     33,130         Masco Corp......................        898
      4,517         Massey Energy Co................         57
        734      *  Material Sciences Corp..........         10
      1,508      *  Mattson Technology, Inc.........          7
      1,392         MDC Holdings, Inc...............         72
     14,455         MeadWestvaco Corp...............        485
      4,530         Millennium Chemicals, Inc.......         64
      1,470         Minerals Technologies, Inc......         73
        933     e*  Mobile Mini, Inc................         16
        640      *  Modtech Holdings, Inc...........          8
      2,780         Monsanto Co.....................         49
      2,024      *  Mueller Industries, Inc.........         64
        748     e*  Nanophase Technologies Corp.....          4
      1,321      *  NCI Building Systems, Inc.......         24
     24,491         Newmont Mining Corp.............        645
        664         NL Industries, Inc..............         10
        600      *  Nortek, Inc.....................         27
        414      *  Northwest Pipe Co...............         10
      1,100      *  NS Group, Inc...................         11
      5,709         Nucor Corp......................        371
        420      *  NVR, Inc........................        136
        730      *  Octel Corp......................         19
      3,140         Olin Corp.......................         70
      2,000         OM Group, Inc...................        124
      2,700      *  Omnova Solutions, Inc...........         23
      1,889      *  Oregon Steel Mills, Inc.........         11
        772      *  Osmonics, Inc...................         12
      8,003      *  Owens-Illinois, Inc.............        110
      3,866      *  Packaging Corp Of America.......         77
     11,387      *  Pactiv Corp.....................        271
      1,250      *  Palm Harbor Homes, Inc..........         25
      1,582         Peabody Energy Corp.............         45
        549         Penford Corp....................         10
        800         Penn Engineering & Manufacturing
                      Corp..........................         14
        574         Penn Virginia Corp..............         22
      1,019      *  Penwest Pharmaceuticals Co......         20
        281      *  Perini Corp.....................          1
      5,322      *  Phelps Dodge Corp...............        219
     13,220         Plum Creek Timber Co, Inc.......        406
      5,611         PolyOne Corp....................         63
      1,124         Pope & Talbot, Inc..............         21
      2,066         Potlatch Corp...................         70
     12,160         PPG Industries, Inc.............        753
     11,863         Praxair, Inc....................        676
      3,425         Pulte Homes, Inc................        197
        564         Quaker Chemical Corp............         14
      1,100         Quanex Corp.....................         48
      2,000         Rayonier, Inc...................         98
      1,717         Reliance Steel & Aluminum Co....         52
        708         Roanoke Electric Steel Corp.....         11
        810         Rock-Tenn Co (Class A)..........         15
     11,396         Rohm & Haas Co..................        461
        900         Royal Gold, Inc.................         12
      7,331         RPM, Inc........................        112
      1,496      *  RTI International Metals, Inc...         18
      1,661         Ryerson Tull, Inc...............         19
      1,960         Ryland Group, Inc...............         98
        293         Schnitzer Steel Industries, Inc
                      (Class A).....................          7
      2,768         Schulman (A.), Inc..............         59
         13      *  Sciclone Pharmaceuticals, Inc...          0
      3,876      *  Sealed Air Corp.................        156
      2,975      *  Shaw Group, Inc.................         91
      9,469      e  Sherwin-Williams Co.............        283
      5,302         Sigma-Aldrich Corp..............        266
        711      *  Silgan Holdings, Inc............         29
        526      *  Simpson Manufacturing Co, Inc...         30
        442         Skyline Corp....................         15
     12,538      *  Smurfit-Stone Container Corp....        193

                                       3
                       SEE NOTES TO FINANCIAL STATEMENTS

  SHARES                                              VALUE (000)
  ------                                              -----------
BASIC INDUSTRIES--(CONTINUED)
      4,637         Snap-On, Inc....................   $    138
      7,559         Solutia, Inc....................         53
      6,987         Sonoco Products Co..............        198
      1,033         Southern Peru Copper Corp.......         15
      1,060         Spartech Corp...................         29
      2,279         Standard-Pacific Corp...........         80
      4,936         Stanley Works...................        202
      2,295      *  Steel Dynamics, Inc.............         38
      3,103      *  Stillwater Mining Co............         51
      3,205         Temple-Inland, Inc..............        185
      2,806      *  Terra Industries, Inc...........          6
      1,600         Texas Industries, Inc...........         50
          2      *  Titanium Metals Corp............          0
      3,315     e*  Toll Brothers, Inc..............         97
      1,864         Tredegar Corp...................         45
         91         Tremont Corp....................          3
        400     e*  Trex Co, Inc....................         13
      1,227      *  U.S. Concrete, Inc..............          8
      7,185         United States Steel Corp........        143
        979         Universal Forest Products,
                      Inc...........................         23
      1,027         URS Corp........................         29
      5,847         USEC, Inc.......................         51
      2,700   b,e*  USG Corp........................         19
      3,602         Valspar Corp....................        163
      6,876         Vulcan Materials Co.............        301
        765      *  Water Pik Technologies, Inc.....         10
      1,229         Watsco, Inc.....................         23
      2,670         Wausau-Mosinee Paper Corp.......         32
        497      *  WCI Communities, Inc............         14
      1,200         WD-40 Co........................         33
      2,293         Wellman, Inc....................         38
        942         West Pharmaceutical Services,
                      Inc...........................         30
     15,686         Weyerhaeuser Co.................      1,002
        356      *  William Lyon Homes, Inc.........          9
      4,842         Worthington Industries, Inc.....         88
      4,714      *  WR Grace & Co...................         14
      2,900         York International Corp.........         98
                                                       --------
                    TOTAL BASIC INDUSTRIES..........     31,854
                                                       --------
CONSUMER CYCLICAL--10.82%
        384     e*  1-800 Contacts, Inc.............          5
      2,974      *  99 Cents Only Stores............         76
      1,037         Aaron Rents, Inc................         25
      6,133      *  Abercrombie & Fitch Co (Class
                      A)............................        148
      4,414     e*  Acclaim Entertainment, Inc......         16
        664      *  Acme Communication, Inc.........          5
      1,100     e*  Action Performance Cos, Inc.....         35
        593      *  Actv, Inc.......................          1
      6,151   b,e*  Adelphia Communications Corp
                      (Class A).....................          1
      1,014      *  Advance Auto Parts..............         55
        833         Advanced Marketing Services,
                      Inc...........................         15
        899      *  Aeropostale, Inc................         25
      1,013      *  AFC Enterprises, Inc............         32
        545      *  Aftermarket Technology Corp.....         10
        142      *  Alexander's, Inc................         11
      2,825      *  Alliance Gaming Corp............         35
      1,362         AMC Entertainment, Inc..........         19
        715      *  Amerco..........................         11
      1,900      *  American Axle & Manufacturing
                      Holdings, Inc.................         57
      3,834      *  American Eagle Outfitters,
                      Inc...........................         81
      5,031     e*  American Greetings Corp (Class
                      A)............................         84
        709      *  Ameristar Casinos, Inc..........         21
        620         Angelica Corp...................         11
      3,166      *  Anntaylor Stores Corp...........         80
    306,913         AOL Time Warner, Inc............      4,515
      2,068         Apogee Enterprises, Inc.........         30
      8,585      *  Apollo Group, Inc (Class A).....        338

  SHARES                                              VALUE (000)
  ------                                              -----------
      1,040      *  Apollo Group, Inc (University Of
                      Phoenix Online)...............   $     31
      4,018         Applebee's International, Inc...         92
      1,300         Arctic Cat, Inc.................         23
         97         Arden Group, Inc (Class A)......          6
      1,792      *  Argosy Gaming Co................         51
      4,899         Arvinmeritor, Inc...............        118
      7,189         Autoliv, Inc....................        181
      2,464      *  Aztar Corp......................         51
      2,000     e*  Bally Total Fitness Holding
                      Corp..........................         37
        800         Bandag, Inc.....................         23
        751         Barnes Group, Inc...............         17
        745         Bassett Furniture Industries,
                      Inc...........................         15
        465      *  Beasley Broadcast Group, Inc
                      (Class A).....................          7
        300     e*  Bebe Stores, Inc................          6
     21,130      *  Bed Bath & Beyond, Inc..........        797
      6,292         Belo Corp (Class A).............        142
      8,400         Big Lots, Inc...................        165
        574         Blair Corp......................         15
      2,226      e  Blockbuster, Inc (Class A)......         60
      2,500         Bob Evans Farms, Inc............         79
      2,130      *  Boca Resorts, Inc (Class A).....         28
      1,900         BorgWarner, Inc.................        110
      2,400         Bowne & Co, Inc.................         35
      2,248      *  Boyd Gaming Corp................         32
      1,291      *  Boyds Collection Ltd............          8
      7,102      *  Brinker International, Inc......        225
        610      *  Brookstone, Inc.................         11
      1,264         Brown Shoe Co, Inc..............         36
      6,482         Brunswick Corp..................        181
      1,092     e*  Buca, Inc.......................         21
        500      *  Buckle, Inc.....................         12
      1,286         Burlington Coat Factory
                      Warehouse Corp................         27
        610         Bush Industries, Inc (Class
                      A)............................          7
      5,703     e*  Cablevision Systems Corp (Class
                      A)............................         54
      3,425      *  Cablevision Systems Corp
                      (Rainbow Media Group) (Class
                      A)............................         30
        186      *  Cache, Inc......................          3
      1,020      *  California Pizza Kitchen, Inc...         25
      4,891         Callaway Golf Co................         77
        159      *  Carmike Cinemas, Inc............          4
        674      *  Cascade Corp....................         10
      2,656      *  Catalina Marketing Corp.........         75
      1,052         Cato Corp (Class A).............         23
      4,040         CBRL Group, Inc.................        123
      1,883      *  CEC Entertainment, Inc..........         78
      1,029      *  Central Garden & Pet Co.........         18
        900      *  Championship Auto Racing Teams,
                      Inc...........................          9
        596      *  Champps Entertainment, Inc......          7
        542      *  Charlotte Russe Holding, Inc....         12
      7,700      *  Charming Shoppes, Inc...........         67
      9,073      *  Charter Communications, Inc
                      (Class A).....................         37
        532      *  Checkers Drive-In Restaurant....          6
        342      *  Cherokee, Inc...................          7
        758      *  Chicago Pizza & Brewery, Inc....          8
      2,402     e*  Chico's FAS, Inc................         87
        824      *  Children's Place Retail Stores,
                      Inc...........................         22
      1,690      *  Choice Hotels International,
                      Inc...........................         34
      1,662      *  Christopher & Banks Corp........         70
        433         Churchill Downs, Inc............         17
      3,658      *  CKE Restaurants, Inc............         42
      3,058         Claire's Stores, Inc............         70
     37,093         Clear Channel Communications,
                      Inc...........................      1,188
      1,035         Coachmen Industries, Inc........         15
        300      *  Coldwater Creek, Inc............          7
        720         Cole National Corp..............         14
        904      *  Columbia Sportswear Co..........         29
     67,997      *  Comcast Corp (Class A)
                      Special.......................      1,621
      4,500         Cooper Tire & Rubber Co.........         92

                                       4
                       SEE NOTES TO FINANCIAL STATEMENTS

  SHARES                                              VALUE (000)
  ------                                              -----------
CONSUMER CYCLICAL--(CONTINUED)
      4,822      *  Copart, Inc.....................   $     78
     14,922      *  Cox Communications, Inc (Class
                      A)............................        411
      2,400      *  Cox Radio, Inc (Class A)........         58
        500         CPI Corp........................         10
        601      *  Cross Media Marketing Corp......          6
      1,802      *  Crown Media Holdings, Inc (Class
                      A)............................         14
        500      *  CSS Industries, Inc.............         18
        434      *  Culp, Inc.......................          7
      2,129      *  Cumulus Media, Inc (Class A)....         29
     10,724         Dana Corp.......................        199
     12,618         Darden Restaurants, Inc.........        312
        790      *  Dave & Buster's, Inc............         10
     40,361         Delphi Corp.....................        533
        794      *  Department 56, Inc..............         13
        963      *  DHB Industries, Inc.............          4
        145      *  Dick Clark Productions, Inc.....          2
        614     e*  Digital Generation Systems,
                      Inc...........................          1
      4,951         Dillard's, Inc (Class A)........        130
     20,265         Dollar General Corp.............        386
      1,736      *  Dollar Thrifty Automotive Group,
                      Inc...........................         45
      8,180      *  Dollar Tree Stores, Inc.........        322
      2,813         Donaldson Co, Inc...............         99
        700         Dover Downs Gaming &
                      Entertaintment, Inc...........          9
      1,000         Dover Motorsport, Inc...........          6
      3,482         Dow Jones & Co, Inc.............        169
      2,000      *  Dress Barn, Inc.................         31
      1,000      *  Dura Automotive Systems, Inc....         21
     21,064         Eastman Kodak Co................        614
        908      *  Elizabeth Arden, Inc............         16
      2,497      *  Emmis Communications Corp (Class
                      A)............................         53
      2,405      *  Entercom Communications Corp....        110
      3,129      *  Entravision Communications Corp
                      (Class A).....................         38
      2,800         Equity Inns, Inc................         23
        258         Escalade, Inc...................          6
        860      *  EUniverse, Inc..................          5
      1,900   b,e*  Exide Technologies..............          1
      5,194      *  Extended Stay America, Inc......         84
      1,500         Factset Research Systems, Inc...         45
     11,490         Family Dollar Stores, Inc.......        405
        467         Fedders Corp....................          1
      5,200   b,e*  Federal-Mogul Corp..............          4
     14,481      *  Federated Department Stores,
                      Inc...........................        575
      1,352      *  Finish Line, Inc (Class A)......         24
        354      *  Fisher Communications, Inc......         21
        554         Florida East Coast Industries,
                      Inc (Class B).................         13
     10,106      *  Foot Locker, Inc................        146
      1,400      *  Footstar, Inc...................         34
    129,517         Ford Motor Co...................      2,072
      1,593         Forest City Enterprises, Inc
                      (Class A).....................         55
      1,445      *  Fossil, Inc.....................         30
      9,385      *  Fox Entertainment Group, Inc
                      (Class A).....................        204
      1,557         Fred's, Inc.....................         57
      1,193         Friedman's, Inc (Class A).......         16
      1,405         G & K Services, Inc (Class A)...         48
     19,215         Gannett Co, Inc.................      1,458
     44,209      e  Gap, Inc........................        628
        100         Garan, Inc......................          6
      1,554      *  Gaylord Entertainment Co........         34
     16,190      *  Gemstar-TV Guide International,
                      Inc...........................         87
      2,274         Gencorp, Inc....................         33
     40,009         General Motors Corp.............      2,138
      1,554      *  Genesco, Inc....................         38
        873     e*  Genesisintermedia, Inc..........          0
      5,439      *  Gentex Corp.....................        149
     12,546         Genuine Parts Co................        437
     10,252      e  Goodyear Tire & Rubber Co.......        192
      1,138         Goodys Family Clothing, Inc.....         13
      3,419         Graco, Inc......................         86

  SHARES                                              VALUE (000)
  ------                                              -----------
        674         Gray Communications Systems,
                      Inc...........................   $     12
         52         Grey Global Group, Inc..........         36
      1,297      *  Group 1 Automotive, Inc.........         49
      1,332     e*  GSI Commerce, Inc...............         10
        540      *  Guess?, Inc.....................          4
        982      *  Guitar Center, Inc..............         18
        422      *  Gulfmark Offshore, Inc..........         17
      1,721      *  Gymboree Corp...................         28
      1,144         Hancock Fabrics, Inc............         21
      2,200      *  Handleman Co....................         32
     21,733         Harley-Davidson, Inc............      1,114
      1,873         Harman International Industries,
                      Inc...........................         92
      8,408         Harrah's Entertainment, Inc.....        373
      2,663      *  Harris Interactive, Inc.........          9
      4,422         Harte-Hanks, Inc................         91
      1,232         Haverty Furniture Cos, Inc......         24
      1,500   b,e*  Hayes Lemmerz International,
                      Inc...........................          0
      1,328      *  Hearst-Argyle Television, Inc...         30
        498      *  Hibbett Sporting Goods, Inc.....         13
     23,918         Hilton Hotels Corp..............        332
      4,281     e*  Hispanic Broadcasting Corp......        112
      3,730         Hollinger International, Inc....         45
        700      *  Hollywood Casino Corp (Class
                      A)............................          8
      3,398      *  Hollywood Entertainment Corp....         70
      2,236      *  Hot Topic, Inc..................         60
      1,008         iDine Rewards Network, Inc......         12
      1,384      *  IHOP Corp.......................         41
        700      *  IMPCO Technologies, Inc.........          9
        734      *  Information Holdings, Inc.......         18
      2,972      *  Insight Communications Co,
                      Inc...........................         35
      2,541         Interactive Data Corp...........         37
      1,548         Intermet Corp...................         17
      6,487      *  International Game Technology...        368
      2,082         International Speedway Corp
                      (Class A).....................         83
     27,452         Interpublic Group Of Cos, Inc...        680
      1,786      *  Intertan, Inc...................         20
      1,142      *  Isle Of Capri Casinos, Inc......         23
     19,444         J.C. Penney Co, Inc.............        428
      2,656      *  Jack In The Box, Inc............         84
      1,657      *  Jakks Pacific, Inc..............         29
      1,030      *  Jo-Ann Stores, Inc (Class A)....         30
      6,380         Johnson Controls, Inc...........        521
        264      *  Johnson Outdoors, Inc (Class
                      A)............................          4
      8,660      *  Jones Apparel Group, Inc........        325
      1,919      *  Journal Register Co.............         39
      1,314      *  K2, Inc.........................         13
      1,700         Kellwood Co.....................         55
        500      *  Kenneth Cole Productions, Inc
                      (Class A).....................         14
        739      *  Keystone Automotive Industries,
                      Inc...........................         14
      2,436         Kimball International, Inc
                      (Class B).....................         40
      1,369      *  Kirby Corp......................         33
     36,512   b,e*  Kmart Corp......................         38
      6,019         Knight Ridder, Inc..............        379
     20,877      *  Kohl's Corp.....................      1,463
      3,001     e*  Krispy Kreme Doughnuts, Inc.....         97
      1,551      *  Kroll, Inc......................         33
        915         K-Swiss, Inc (Class A)..........         24
      5,302      *  Lamar Advertising Co............        197
      1,378         Landry's Restaurants, Inc.......         35
      1,208         LaSalle Hotel Properties........         19
      3,652         La-Z-Boy, Inc...................         92
      4,599      *  Lear Corp.......................        213
      3,200         Lee Enterprises, Inc............        112
     14,271         Leggett & Platt, Inc............        334
      1,300         Libbey, Inc.....................         44
        300      *  Liberty Livewire Corp (Class
                      A)............................          1
    186,411      *  Liberty Media Corp (Class A)....      1,864
     30,716         Limited, Inc....................        654
      1,227      *  Lin TV Corp (Class A)...........         33

                                       5
                       SEE NOTES TO FINANCIAL STATEMENTS

  SHARES                                              VALUE (000)
  ------                                              -----------
CONSUMER CYCLICAL--(CONTINUED)
      2,407      *  Linens 'n Things, Inc...........   $     79
      7,765         Liz Claiborne, Inc..............        247
        791      *  Lodgenet Entertainment Corp.....         11
      1,375         Lone Star Steakhouse & Saloon,
                      Inc...........................         32
      1,800      *  Luby's, Inc.....................         12
         43      *  Lynch Interactive Corp..........          1
      2,917      *  Mandalay Resort Group...........         80
      1,242         Marcus Corp.....................         21
        474         Marine Products Corp............          6
     13,935         Marriott International, Inc
                      (Class A).....................        530
        600     e*  Martha Stewart Living Omnimedia,
                      Inc (Class A).................          7
        138      *  Marvel Enterprises, Inc (Class
                      C) Wts 10/02/02...............          0
      4,500      *  Mascotech, Inc Escrow...........          0
        986      *  Maxwell Shoe Co, Inc (Class
                      A)............................         16
     20,721         May Department Stores Co........        682
      5,638         Maytag Corp.....................        240
      1,322         Mcclatchy Co (Class A)..........         85
     90,871         McDonald's Corp.................      2,585
     13,949         McGraw-Hill Cos, Inc............        833
        912         Media General, Inc (Class A)....         55
      3,855      *  Mediacom Communications Corp....         30
        778     e*  Medis Technologies Ltd..........          6
      2,269      *  Men's Wearhouse, Inc............         58
      2,946         Meredith Corp...................        113
      1,315      *  Metro One Telecommunications,
                      Inc...........................         18
      3,154      *  Metro-Goldwyn-Mayer, Inc........         37
      4,888         MGM Mirage......................        165
      4,773      *  Michaels Stores, Inc............        186
      1,315      *  Micros Systems, Inc.............         36
        643         Midas, Inc......................          8
      1,980      *  Midway Games, Inc...............         17
      2,000         Modine Manufacturing Co.........         49
      3,700      *  Mohawk Industries, Inc..........        228
      1,720      *  Monaco Coach Corp...............         37
        230      *  Monarch Casino & Resort, Inc....          3
        388      *  Monro Muffler Brake, Inc........          9
        200      *  Morgan Group Holding Co.........          0
        352      *  Mossimo, Inc....................          3
        145      *  Mothers Work, Inc...............          6
      1,042      *  Movie Gallery, Inc..............         22
      2,007         MSC Industrial Direct Co (Class
                      A)............................         39
      1,437      *  MTR Gaming Group, Inc...........         24
        736      *  Multimedia Games, Inc...........         16
      1,243         Myers Industries, Inc...........         21
        300         National Presto Industries,
                      Inc...........................         10
      1,819      *  Nautica Enterprises, Inc........         24
      2,137     e*  Nautilus Group, Inc.............         65
      1,930      *  Neiman Marcus Group, Inc (Class
                      A)............................         67
        723      *  Neiman Marcus Group, Inc (Class
                      B)............................         23
        100      *  Netratings, Inc.................          1
      9,701         New York Times Co (Class A).....        500
      5,358         Nike, Inc (Class B).............        287
      6,814         Nordstrom, Inc..................        154
      1,900      *  Oakley, Inc.....................         33
      1,320      *  O'Charley's, Inc................         33
     13,472         Omnicom Group, Inc..............        617
        294      *  On Command Corp.................          0
      2,861      *  O'Reilly Automotive, Inc........         79
        739         Oshkosh B'gosh, Inc (Class A)...         32
      1,107         Oshkosh Truck Corp..............         65
      4,319      *  Outback Steakhouse, Inc.........        152
        437         Oxford Industries, Inc..........         12
      1,219     e*  P.F. Chang's China Bistro,
                      Inc...........................         38
      2,111      *  Pacific Sunwear Of California,
                      Inc...........................         47
      1,488      *  Panera Bread Co (Class A).......         51
      1,075      *  Papa John's International,
                      Inc...........................         36

  SHARES                                              VALUE (000)
  ------                                              -----------
     19,555      *  Park Place Entertainment Corp...   $    200
        600     e*  Parkervision, Inc...............         12
      1,646      *  Payless Shoesource, Inc.........         95
      1,866      *  Penn National Gaming, Inc.......         34
      1,074      *  Penton Media, Inc...............          2
      3,173      *  Performance Food Group Co.......        107
      1,700         Phillips-Van Heusen Corp........         27
      6,800         Pier 1 Imports, Inc.............        143
      1,730      *  Pinnacle Entertainment, Inc.....         18
      4,100      *  Pinnacle Systems, Inc...........         45
      1,258      *  Pixar, Inc......................         55
      1,112      *  PLATO Learning, Inc.............         11
        945      *  Playboy Enterprises, Inc (Class
                      B)............................         12
      1,700         Polaris Industries, Inc.........        111
      2,209      *  Polo Ralph Lauren Corp..........         49
      2,200      *  Presstek, Inc...................          9
        300      *  Pricesmart, Inc.................         12
      3,200      *  Prime Hospitality Corp..........         42
      9,402      *  Primedia, Inc...................         11
      1,000      *  Private Media Group, Inc........          3
        639         Pulitzer, Inc...................         33
      1,260      *  Quaker Fabric Corp..............         20
      1,503      *  Quiksilver, Inc.................         37
      7,667         R.R. Donnelley & Sons Co........        211
        610      *  Racing Champions Ertl Corp......         11
      3,960      *  Radio One, Inc (Class A)........         59
      1,220      *  Radio One, Inc (Class D)........         18
      1,420      *  Rare Hospitality International,
                      Inc...........................         38
      2,992         Raytech Corp....................         27
      7,350         Reader's Digest Association, Inc
                      (Class A).....................        138
      3,560      *  Reebok International Ltd........        105
      1,299      *  Regal Entertainment Group (Class
                      A)............................         30
      1,300      *  Regent Communications, Inc......          9
      3,115      e  Regis Corp......................         84
      1,963      *  Rent-A-Center, Inc..............        114
      1,353      *  Resources Connection, Inc.......         37
        605      *  Rex Stores Corp.................          8
        430         Riviana Foods, Inc..............         11
      5,696         Ross Stores, Inc................        232
      4,700         Ruby Tuesday, Inc...............         91
      1,702         Russell Corp....................         33
      3,596      *  Ryan's Family Steak Houses,
                      Inc...........................         48
      1,057      *  Saga Communications, Inc (Class
                      A)............................         24
      8,717      *  Saks, Inc.......................        112
        695      *  Salem Communications Corp (Class
                      A)............................         17
        460     e*  Salton, Inc.....................          7
        600         Schawk, Inc.....................          6
      2,173      *  Scholastic Corp.................         82
      2,308      *  Scientific Games Corp (Class
                      A)............................         18
      1,406      *  Scotts Co (Class A).............         64
      1,438      *  SCP Pool Corp...................         40
      2,102         Scripps (E.W.) Co (Class A).....        162
     20,292         Sears Roebuck & Co..............      1,102
        517      *  Shoe Carnival, Inc..............         11
      2,069      e  Shopko Stores, Inc..............         42
      1,230      *  Shuffle Master, Inc.............         23
      2,214      *  Sinclair Broadcast Group, Inc
                      (Class A).....................         32
      4,700     e*  Sirius Satellite Radio, Inc.....         18
      6,211         Six Flags, Inc..................         90
        607      *  SkillSoft Corp..................          5
      1,197         Smith (A.O.) Corp...............         37
      1,793      *  Sonic Automotive, Inc...........         46
      2,616      *  Sonic Corp......................         82
      3,230      *  Sotheby's Holdings, Inc (Class
                      A)............................         46
      2,599      *  Spanish Broadcasting System, Inc
                      (Class A).....................         26
        649         Spartan Motors, Inc.............         10
      1,000      *  Speedway Motorsports, Inc.......         25
      1,100      *  Spiegel, Inc (Class A)..........          1
      1,755     e*  Sports Resorts International,
                      Inc...........................          9

                                       6
                       SEE NOTES TO FINANCIAL STATEMENTS

  SHARES                                              VALUE (000)
  ------                                              -----------
CONSUMER CYCLICAL--(CONTINUED)
      1,437      *  Stage Stores, Inc...............   $     50
        500         Standard Motor Products, Inc....          9
        389      *  Stanley Furniture Co, Inc.......         11
     27,820      *  Starbucks Corp..................        691
      2,498      *  Station Casinos, Inc............         45
      2,167         Steelcase, Inc (Class A)........         29
      1,757      *  Stein Mart, Inc.................         21
         22      *  Stellent, Inc...................          0
        600      *  Steven Madden Ltd...............         12
        700      *  Stoneridge, Inc.................         13
      3,096         Stride Rite Corp................         25
      1,400         Sturm Ruger & Co, Inc...........         20
      1,531         Superior Industries
                      International, Inc............         71
      2,200      *  Sylvan Learning Systems, Inc....         44
      1,800         Talbots, Inc....................         63
        400         Tanger Factory Outlet Centers,
                      Inc...........................         12
     64,887         Target Corp.....................      2,472
      1,219      *  TBC Corp........................         19
      2,719      *  Tenneco Automotive, Inc.........         18
      3,630      *  The Cheesecake Factory, Inc.....        129
      2,355      *  The Sports Authority, Inc.......         27
      1,400         The Steak n Shake Co............         22
        576      *  Thomas Nelson, Inc..............          6
        600         Thor Industries, Inc............         43
      2,833     e*  THQ, Inc........................         85
      8,023         Tiffany & Co....................        283
      1,368      *  Timberland Co (Class A).........         49
     38,978         TJX Cos, Inc....................        764
      2,439      *  Too, Inc........................         75
      2,985      *  Topps Co, Inc...................         30
      3,113      *  Tower Automotive, Inc...........         43
     13,966         Tribune Co......................        608
        269      *  Tropical Sportswear
                      International Corp............          6
      7,800         TRW, Inc........................        444
      2,317         Tyler Technologies, Inc.........         12
     12,646      *  U.S.A. Networks, Inc............        297
      4,211      *  Unifi, Inc......................         46
      1,000      *  Universal Electronics, Inc......         15
     10,978     e*  Univision Communications, Inc
                      (Class A).....................        345
        533      *  Urban Outfitters, Inc...........         19
        582      *  Vail Resorts, Inc...............         10
      3,832      *  Valassis Communications, Inc....        140
      1,056      *  Vans, Inc.......................          9
      2,249      *  Vastera, Inc....................         10
      6,242         VF Corp.........................        245
      7,400      *  Viacom, Inc (Class A)...........        329
    104,378      *  Viacom, Inc (Class B)...........      4,631
      9,445         Visteon Corp....................        134
      1,600      *  Wabash National Corp............         16
    195,140         Wal-Mart Stores, Inc............     10,735
    146,033         Walt Disney Co..................      2,760
        276         Washington Post Co (Class B)....        151
      7,705         Wendy's International, Inc......        307
        744      *  West Marine, Inc................         10
      2,600     e*  Westpoint Stevens, Inc..........         10
      5,501         Westwood One, Inc...............        184
      2,013      *  Wet Seal, Inc (Class A).........         49
      4,623         Whirlpool Corp..................        302
      3,300         Wiley (John) & Sons, Inc (Class
                      A)............................         79
      6,532      *  Williams-Sonoma, Inc............        200
        700      *  Wilsons The Leather Experts,
                      Inc...........................         10
        867         Winnebago Industries, Inc.......         38
      1,562         WMS Industries, Inc.............         19
      3,082         Wolverine World Wide, Inc.......         54
        700         Woodward Governor Co............         41
        717      *  World Wrestling Federation
                      Entertainment, Inc............         10
      3,608     e*  XM Satellite Radio Holdings,
                      Inc...........................         26

  SHARES                                              VALUE (000)
  ------                                              -----------
     28,110      *  Yahoo!, Inc.....................   $    415
      1,003      *  Young Broadcasting, Inc (Class
                      A)............................         18
     21,353      *  Yum Brands, Inc.................        625
      2,394      *  Zale Corp.......................         87
      1,300         Zenith Electronics Corp.........          0
      2,400      *  Zomax, Inc......................          9
                                                       --------
                    TOTAL CONSUMER CYCLICAL.........     78,642
                                                       --------
CONSUMER NON-CYCLICAL--10.71%
        877      *  1-800-Flowers.com, Inc (Class
                      A)............................         10
      1,696      *  7-Eleven, Inc...................         14
        436      *  AC Moore Arts & Crafts, Inc.....         21
      2,614      e  Alberto-Culver Co (Class B).....        125
     27,219      e  Albertson's, Inc................        829
     13,814     e*  Amazon.com, Inc.................        224
      1,206      *  American Italian Pasta Co (Class
                      A)............................         61
     62,771         Anheuser-Busch Cos, Inc.........      3,139
      1,164      *  Applica, Inc....................         14
      2,166      *  Aramark Corp (Class B)..........         54
     41,404         Archer Daniels Midland Co.......        530
        553      *  Asbury Automotive Group, Inc....          8
        900      *  Aurora Foods, Inc...............          1
     14,682      *  Autonation, Inc.................        213
      5,254      *  Autozone, Inc...................        406
     17,002         Avon Products, Inc..............        888
      3,204      *  Barnes & Noble, Inc.............         85
        294      *  Benihana, Inc (Class A).........          5
     18,371      *  Best Buy Co, Inc................        667
      5,183      *  BJ's Wholesale Club, Inc........        200
      2,339         Blyth, Inc......................         73
      5,923      *  Borders Group, Inc..............        109
      1,200      *  Boston Beer Co, Inc (Class A)...         19
        208         Bridgford Foods Corp............          3
      2,514         Brown-Forman Corp (Class B).....        173
         39         Bruno's Supermarkets, Inc.......          0
      2,500      *  Cadiz, Inc......................         21
     16,185      e  Campbell Soup Co................        448
      2,822         Casey's General Stores, Inc.....         34
      4,202     e*  CDW Computer Centers, Inc.......        197
      2,584      *  Chiquita Brands International,
                      Inc...........................         46
      2,593         Church & Dwight Co, Inc.........         81
      2,679     e*  Circuit City Stores, Inc (Carmax
                      Group)........................         58
     15,061         Circuit City Stores, Inc
                      (Circuit City Group)..........        282
     12,142         Clorox Co.......................        502
      3,189      *  Coach, Inc......................        175
         63         Coca-Cola Bottling Co
                      Consolidated..................          3
    145,303         Coca-Cola Co....................      8,137
     16,788         Coca-Cola Enterprises, Inc......        371
     39,193         Colgate-Palmolive Co............      1,962
     38,588         Conagra Foods, Inc..............      1,067
      5,233      *  Constellation Brands, Inc (Class
                      A)............................        167
      1,994         Coors (Adolph) Co (Class B).....        124
      2,428         Corn Products International,
                      Inc...........................         76
      1,470      *  Cost Plus, Inc..................         45
     32,594         Costco Wholesale Corp...........      1,259
     28,168         CVS Corp........................        862
      6,422      *  Dean Foods Co...................        240
        285      *  Del Laboratories, Inc...........          7
      1,969      *  Del Monte Foods Co..............         23
      2,643         Delta & Pine Land Co............         53
      6,830         Dial Corp.......................        137
      3,045         Dimon, Inc......................         21
      3,021         Dole Food Co....................         87
      1,340         Dreyer's Grand Ice Cream, Inc...         92
      1,873      *  Drugstore.Com, Inc..............          5
      1,510      *  Duane Reade, Inc................         51
     10,611     e*  ebay, Inc.......................        654
        700      *  Electronics Boutique Holdings
                      Corp..........................         21
      6,602      *  Energizer Holdings, Inc.........        181
      7,558         Estee Lauder Cos (Class A)......        266

                                       7
                       SEE NOTES TO FINANCIAL STATEMENTS

  SHARES                                              VALUE (000)
  ------                                              -----------
CONSUMER NON-CYCLICAL--(CONTINUED)
      2,243         Ethan Allen Interiors, Inc......   $     78
        644     e*  Expedia, Inc (Class A)..........         38
        115      *  Expedia, Inc Wts 02/04/09.......          3
        900      *  Factory 2-U Stores, Inc.........         12
      1,198      *  FAO, Inc........................         10
         65         Farmer Brothers Co..............         24
      4,281         Fastenal Co.....................        165
        383      *  Finlay Enterprises, Inc.........          6
      2,762      e  Fleming Cos, Inc................         50
      1,689      *  Flowers Foods, Inc..............         44
        156      *  FTD, Inc (Class A)..............          2
      1,297      *  FTI Consulting, Inc.............         45
      3,659      *  Furniture Brands International,
                      Inc...........................        111
        394      *  Gaiam, Inc......................          6
        747      *  Galyans Trading Co, Inc.........         17
      1,300      *  Gamestop Corp...................         27
        452      *  Gart Sports Co..................         13
     26,341         General Mills, Inc..............      1,161
     75,716         Gillette Co.....................      2,565
      1,203      *  Great Atlantic & Pacific Tea Co,
                      Inc...........................         22
        226      *  Green Mountain Coffee, Inc......          5
      1,696      *  Hain Celestial Group, Inc.......         31
     10,148         Hasbro, Inc.....................        138
         33         Herbalife International, Inc
                      (Class A).....................          1
      1,266         Herbalife International, Inc
                      (Class B).....................         24
      5,500         Herman Miller, Inc..............        112
      6,772         Hershey Foods Corp..............        423
     25,178         HJ Heinz Co.....................      1,035
    168,304         Home Depot, Inc.................      6,182
        469      *  Horizon Organic Holding Corp....          8
      5,477         Hormel Foods Corp...............        131
      1,700         Hughes Supply, Inc..............         76
        700         Ingles Markets, Inc (Class A)...          9
      2,951      *  Insight Enterprises, Inc........         74
        236         Inter Parfums, Inc..............          2
      3,257         Interface, Inc (Class A)........         26
      5,226         International Flavors &
                      Fragrances, Inc...............        170
      1,137      *  International Multifoods Corp...         30
      3,136         Interstate Bakeries Corp........         91
        400      *  J & J Snack Foods Corp..........         18
        811      *  Jill (J.) Group, Inc............         31
      3,216         JM Smucker Co...................        110
     17,699         Kellogg Co......................        635
     20,237         Kraft Foods, Inc (Class A)......        829
     57,102      *  Kroger Co.......................      1,136
        365      *  Ladenburg Thalmann Financial
                      Services, Inc.................          0
      2,033         Lancaster Colony Corp...........         72
      1,746         Lance, Inc......................         25
        561      *  Lithia Motors, Inc (Class A)....         15
      1,876         Loews Corp--Carolina Group......         51
      2,200         Longs Drug Stores Corp..........         62
     55,628         Lowe's Cos......................      2,526
        525      *  MarineMax, Inc..................          7
      1,224      *  Marvel Enterprises, Inc.........          7
     31,531         Mattel, Inc.....................        665
     10,089         McCormick & Co, Inc
                      (Non-Vote)....................        260
      1,011      *  Monterey Pasta Co...............         10
        589         Movado Group, Inc...............         15
        785         Nash Finch Co...................         25
        259      *  National Beverage Corp..........          4
        847         Nature's Sunshine Products,
                      Inc...........................         10
      2,946      *  NBTY, Inc.......................         46
        397      *  Netlix, Inc.....................          6
     19,220         Newell Rubbermaid, Inc..........        674
      3,183         Nu Skin Enterprises, Inc (Class
                      A)............................         46
     22,201      *  Office Depot, Inc...............        373
      8,289      *  Officemax, Inc..................         49
      1,039         Oneida Ltd......................         20

  SHARES                                              VALUE (000)
  ------                                              -----------
        216      *  Overstock.Com, Inc..............   $      3
        425      *  Party City Corp.................          7
      2,206      *  Pathmark Stores, Inc............         41
        392      *  Paypal, Inc.....................          8
        400      *  PC Connection, Inc..............          2
        624      *  Peets Coffee & Tea, Inc.........         11
        768      *  Penn Traffic Co.................          8
      3,435         Pep Boys-Manny Moe & Jack.......         58
     12,647         Pepsi Bottling Group, Inc.......        389
      6,101         PepsiAmericas Inc...............         91
    126,502         Pepsico, Inc....................      6,097
      4,500      *  Perrigo Co......................         58
      1,043      *  Petco Animal Supplies, Inc......         26
      8,132      *  Petsmart, Inc...................        130
    153,249         Philip Morris Cos, Inc..........      6,694
      1,099         Pilgrim's Pride Corp (Class B)
                      ..............................         15
      1,900      *  Playtex Products, Inc...........         25
      9,098      *  Priceline.com, Inc..............         25
      1,157      *  Princeton Review, Inc...........         10
     93,273         Procter & Gamble Co.............      8,329
      6,690         R.J. Reynolds Tobacco Holdings,
                      Inc...........................        360
     12,517         Radioshack Corp.................        376
      2,156      *  Ralcorp Holdings, Inc...........         67
      1,285      *  Restoration Hardware, Inc.......         11
        615     e*  Revlon, Inc (Class A) ..........          3
     29,040     e*  Rite Aid Corp...................         68
        669      *  Robert Mondavi Corp (Class A)
                      ..............................         23
      2,200         Ruddick Corp....................         37
        700         Russ Berrie & Co, Inc...........         25
     34,597      *  Safeway, Inc....................      1,010
     56,384         Sara Lee Corp...................      1,164
      1,040         Schweitzer-Mauduit
                      International, Inc............         26
         26         Seaboard Corp...................          6
        993      *  Seminis, Inc (Class A) .........          4
      3,176         Sensient Technologies Corp......         72
        508      *  Sharper Image Corp..............         10
      1,100      *  Skechers USA, Inc (Class A) ....         24
        156      *  SLI, Inc........................          0
        900      *  Smart & Final, Inc..............          7
      8,080      *  Smithfield Foods, Inc...........        150
      2,500      *  Stamps.com, Inc.................         11
        803         Standard Commercial Corp........         17
     33,769      *  Staples, Inc....................        665
        298      *  Steinway Musical Instruments,
                      Inc...........................          6
        500         Stepan Co.......................         14
      2,382      *  The Bombay Co, Inc..............         11
      1,000         Thomas Industries, Inc..........         29
      2,331      *  Ticketmaster (Class B) .........         44
      1,826         Tootsie Roll Industries, Inc....         70
     14,015      *  Toys "R" Us, Inc................        245
        490      *  Tractor Supply Co...............         35
      1,815      *  Trans World Entertainment
                      Corp..........................         10
        955         Triarc Cos, Inc.................         26
        700      *  Tuesday Morning Corp............         13
      3,750         Tupperware Corp.................         78
      1,389      *  Tweeter Home Entertainment
                      Group, Inc....................         23
     16,185         Tyson Foods, Inc (Class A) .....        251
      1,214      *  United Auto Group, Inc..........         25
      1,291      *  United Natural Foods, Inc.......         25
      1,960         Universal Corp..................         72
     12,169         UST, Inc........................        414
      1,504      *  Valuevision International, Inc
                      (Class A) ....................         27
      1,293         Vector Group Ltd................         23
        624      *  Virbac Corp.....................          4
     73,086         Walgreen Co.....................      2,823
      1,805      *  Weight Watchers International,
                      Inc...........................         78
        879         Weis Markets, Inc...............         32
        805      *  Whitehall Jewellers, Inc........         17
      3,739      *  Whole Foods Market, Inc.........        180

                                       8
                       SEE NOTES TO FINANCIAL STATEMENTS

  SHARES                                              VALUE (000)
  ------                                              -----------
CONSUMER NON-CYCLICAL--(CONTINUED)
      1,385      *  Wild Oats Markets, Inc..........   $     22
      4,670      e  Winn-Dixie Stores, Inc..........         73
     11,665         Wrigley (Wm.) Jr Co.............        646
      1,948      *  Yankee Candle Co, Inc...........         53
                                                       --------
                    TOTAL CONSUMER NON-CYCLICAL.....     77,852
                                                       --------
ENERGY--5.87%
        997      *  3TEC Energy Corp................         17
      5,064         Amerada Hess Corp...............        418
     17,823         Anadarko Petroleum Corp.........        879
      9,960         Apache Corp.....................        573
      4,996         Ashland, Inc....................        202
        673      *  Atwood Oceanics, Inc............         25
     24,275         Baker Hughes, Inc...............        808
      1,300         Berry Petroleum Co (Class A) ...         22
     11,460         BJ Services Co..................        388
     14,560         Burlington Resources, Inc.......        553
      2,023         Cabot Oil & Gas Corp (Class
                      A)............................         46
      2,644      *  Cal Dive International, Inc.....         58
        662         Carbo Ceramics, Inc.............         24
     10,400     e*  Chesapeake Energy Corp..........         75
     76,558         ChevronTexaco Corp..............      6,775
      1,600      *  Comstock Resources, Inc.........         12
     45,022         Conoco, Inc.....................      1,252
      3,397      *  Cooper Cameron Corp.............        164
      1,411      *  Denbury Resources, Inc..........         15
     10,389         Devon Energy Corp...............        512
      3,982         Diamond Offshore Drilling,
                      Inc...........................        113
        463      *  Dril-Quip, Inc..................         12
        161      *  EEX Corp........................          0
        111      *  Encore Acquisition Co...........          2
      1,380      *  Energy Partners Ltd.............         13
      9,900         Ensco International, Inc........        270
      8,354         EOG Resources, Inc..............        332
      1,332      *  Evergreen Resources, Inc........         57
      1,120      *  Exploration Co Of Delaware,
                      Inc...........................          8
    486,207         Exxon Mobil Corp................     19,896
      2,184      *  Forest Oil Corp.................         62
         14      *  Forest Oil Corp WTS 02/15/04....          0
         14      *  Forest Oil Corp WTS 02/15/05....          0
      1,879         Frontier Oil Corp...............         33
        293         Getty Realty Corp...............          6
      4,627      *  Global Industries Ltd...........         32
      6,404      *  Grant Prideco, Inc..............         87
     12,038      *  Grey Wolf, Inc..................         49
        546      *  Gulf Island Fabrication, Inc....         10
     31,479         Halliburton Co..................        502
      3,495     e*  Hanover Compressor Co...........         47
      2,496      *  Harvest Natural Resources,
                      Inc...........................         12
      3,649         Helmerich & Payne, Inc..........        130
        689         Holly Corp......................         12
      1,000      *  Horizon Offshore, Inc...........          8
        700      *  Houston Exploration Co..........         20
        835      *  Hydril Co.......................         22
      3,300      *  Input/Output, Inc...............         30
          7     e*  KCS Energy, Inc.................          0
      7,640         Kerr-McGee Corp.................        409
      6,998      *  Key Energy Services, Inc........         73
      1,013      *  Key Production Co, Inc..........         20
        400         Lufkin Industries, Inc..........         12
      3,412      *  Magnum Hunter Resources, Inc....         27
        572     e*  Magnum Hunter Resources, Inc Wts
                      03/21/05......................          0
     22,300         Marathon Oil Corp...............        605
      2,707      *  Maverick Tube Corp..............         41
         80     e*  McMoran Exploration Co..........          0
      3,066      *  Meridian Resource Corp..........         11
      2,641         Murphy Oil Corp.................        218
        266     e*  Nabors Industries Ltd...........          9

  SHARES                                              VALUE (000)
  ------                                              -----------
      5,894      *  National-Oilwell, Inc...........   $    124
      3,159      *  Newfield Exploration Co.........        117
      4,139         Noble Energy, Inc...............        149
      1,100      *  Nuevo Energy Co.................         17
     26,996         Occidental Petroleum Corp.......        810
     12,300         Ocean Energy, Inc...............        267
      1,600      *  Oceaneering International,
                      Inc...........................         43
      5,591      *  Parker Drilling Co..............         18
      1,750         Patina Oil & Gas Corp...........         48
      4,974      *  Patterson-UTI Energy, Inc.......        140
      5,786         Pennzoil-Quaker State Co........        125
        181      *  Petroleum Helicopters (Vote) ...          6
     27,496         Phillips Petroleum Co...........      1,619
      8,282         Pioneer Natural Resources Co....        216
      1,700      *  Plains Resources, Inc...........         46
      3,708         Pogo Producing Co...............        121
      1,296      *  Premcor, Inc....................         33
      7,974      *  Pride International, Inc........        125
        650         Prima Energy Corp...............         15
      1,259      *  Pure Resources, Inc.............         26
      3,492      *  Range Resources Corp............         20
      1,242      *  Remington Oil & Gas Corp........         25
      6,762         Rowan Cos, Inc..................        145
        700         RPC, Inc........................          8
      1,246      *  Seacor Smit, Inc................         59
         85     e*  Seitel, Inc.....................          0
      3,676      *  Smith International, Inc........        251
      1,366      *  Spinnaker Exploration Co........         49
      2,100         St. Mary Land & Exploration
                      Co............................         50
      1,545      *  Stone Energy Corp...............         62
      5,132         Sunoco, Inc.....................        183
      3,300      *  Superior Energy Services, Inc...         33
      1,700      *  Swift Energy Co.................         27
      4,106      *  Tesoro Petroleum Corp...........         32
      3,563         Tidewater, Inc..................        117
      2,400      *  Tom Brown, Inc..................         68
        486      *  Total Fina Elf S.A. Wts
                      08/05/03......................         17
      1,143      *  Transmontaigne, Inc.............          7
         26      *  Transtexas Gas Corp Wts
                      06/30/02......................          0
      1,583      *  Trico Marine Services, Inc......         11
      2,600         Unit Corp.......................         45
      1,098      *  Universal Compression Holdings,
                      Inc...........................         26
     17,644         Unocal Corp.....................        652
      7,495         Valero Energy Corp..............        281
      5,620      *  Varco International, Inc........         99
      2,260      *  Veritas DGC, Inc................         29
      3,500         Vintage Petroleum, Inc..........         42
         72      *  Weatherford International Ltd...          3
      1,153      *  Westport Resources Corp.........         19
      1,475      *  W-H Energy Services, Inc........         33
        637         World Fuel Services Corp........         16
      8,336         XTO Energy, Inc.................        172
                                                       --------
                    TOTAL ENERGY....................     42,654
                                                       --------
FINANCIAL SERVICES--21.53%
      1,016         1st Source Corp.................         25
      2,299         21st Century Insurance Group....         44
      5,829         A.G. Edwards, Inc...............        227
        711         ABC Bancorp.....................         11
      1,151         Acadia Realty Trust.............          9
      1,625         Advanta Corp (Class A) .........         18
      1,600      *  Affiliated Managers Group,
                      Inc...........................         98
     37,240         Aflac, Inc......................      1,192
        700         Alabama National Bancorp........         30
      1,137         Alexandria Real Estate Equities,
                      Inc...........................         56
      2,573         Alfa Corp.......................         30
        407         Alleghany Corp..................         78
        850         Allegiant Bancorp, Inc..........         15
      7,339      e  Allied Capital Corp.............        166
      3,875         Allmerica Financial Corp........        179

                                       9
                       SEE NOTES TO FINANCIAL STATEMENTS

  SHARES                                              VALUE (000)
  ------                                              -----------
FINANCIAL SERVICES--(CONTINUED)
     50,679         Allstate Corp...................   $  1,874
      6,026         AMB Property Corp...............        187
      6,065         Ambac Financial Group, Inc......        408
      1,900         Amcore Financial, Inc...........         44
      2,501         America First Mortgage
                      Investments, Inc..............         25
      2,583         American Capital Strategies
                      Ltd...........................         71
     84,535         American Express Co.............      3,070
      2,172         American Financial Group, Inc...         52
      1,975         American Financial Holdings,
                      Inc...........................         59
        470         American Home Mortgage Holdings,
                      Inc...........................          6
    164,654         American International Group,
                      Inc...........................     11,234
        444      *  American Medical Security Group,
                      Inc...........................         11
        419         American National Bankshares,
                      Inc...........................         11
        793         American National Insurance
                      Co............................         76
        852      *  American Physicians Capital,
                      Inc...........................         16
      6,150     e*  AmeriCredit Corp................        173
      6,620      *  Ameritrade Holdings Corp (Class
                      A) ...........................         30
      3,074      e  Amerus Group Co.................        114
      1,041         AMLI Residential Properties
                      Trust.........................         27
     26,054         Amsouth Bancorp.................        583
      3,237     b*  ANC Rental Corp.................          1
      1,567         Anchor Bancorp Wisconsin, Inc...         38
      5,903         Annaly Mortgage Management,
                      Inc...........................        115
      2,904         Anthracite Capital, Inc.........         38
        878         Anworth Mortgage Asset Corp.....         12
     17,157         AON Corp........................        506
      5,261         Apartment Investment &
                      Management Co (Class A) ......        259
      2,102         Apex Mortgage Capital, Inc......         32
     12,672         Archstone-Smith Trust...........        338
      4,202         Arden Realty, Inc...............        120
      1,552         Argonaut Group, Inc.............         33
        465         Arrow Financial Corp............         16
      5,473         Associated Banc-Corp............        206
      1,181         Associated Estates Realty
                      Corp..........................         13
      6,226         Astoria Financial Corp..........        200
      4,303         AvalonBay Communities, Inc......        201
        500         Baldwin & Lyons, Inc (Class
                      B)............................         11
        939      *  Banc Corp.......................          8
        383         Bancfirst Corp..................         18
        313         Bancorp Connecticut, Inc........          9
      5,900         Bancorpsouth, Inc...............        119
        817         Bank Mutual Corp................         17
    110,132         Bank Of America Corp............      7,749
      1,000         Bank Of Granite Corp............         20
      5,703         Bank Of Hawaii Corp.............        160
     51,922         Bank Of New York Co, Inc........      1,752
        319         Bank Of The Ozarks, Inc.........          7
     84,083         Bank One Corp...................      3,236
      2,800      *  Bank United Corp (Contingent
                      Payment Rts) .................          0
      2,677         BankAtlantic Bancorp, Inc (Class
                      A) ...........................         33
     10,578         Banknorth Group, Inc............        275
      1,281      *  Bankunited Financial Corp (Class
                      A) ...........................         25
        777         Banner Corp.....................         19
      4,537         Bay View Capital Corp...........         29
     34,416         BB&T Corp.......................      1,328
      6,793         Bear Stearns Cos, Inc...........        416
        828     e*  Beazer Homes USA, Inc...........         66
      1,296         Bedford Property Investors,
                      Inc...........................         35
      1,811         Berkley (W.R.) Corp.............        100
        449         Berkshire Hills Bancorp, Inc....         12
        420         BKF Capital Group, Inc..........         12
      1,230      *  Blackrock, Inc..................         54
        779      *  BOK Financial Corp..............         26
      1,020         Boston Private Financial
                      Holdings, Inc.................         25
      4,858         Boston Properties, Inc..........        194
        283         Bostonfed Bancorp, Inc..........          9
      1,400      *  Boykin Lodging Co...............         15

  SHARES                                              VALUE (000)
  ------                                              -----------
      1,933         Brandywine Realty Trust.........   $     50
      3,359         BRE Properties, Inc (Class A)
                      ..............................        104
        790      *  Brookline Bancorp, Inc..........         20
      3,454         Brown & Brown, Inc..............        109
        267         Bryn Mawr Bank Corp.............         11
        700         BSB Bancorp, Inc................         19
        249         California First National
                      Bancorp.......................          4
        580         Camden National Corp............         16
      2,591         Camden Property Trust...........         96
      1,459         Capital Automotive Reit.........         35
        400         Capital City Bank Group, Inc....         14
     14,853         Capital One Financial Corp......        907
        554         Capitol Bancorp Ltd.............         13
      1,724         Capitol Federal Financial.......         45
        650         Capstead Mortgage Corp..........         15
      3,815         CarrAmerica Realty Corp.........        118
        897         Cascade Bancorp.................         16
      1,900         Cash America International,
                      Inc...........................         17
      6,743      *  Catellus Development Corp.......        138
      1,169         Cathay Bancorp, Inc.............         49
        239         CB Bancshares, Inc..............          9
      1,457         CBL & Associates Properties,
                      Inc...........................         59
        630         CCBT Financial Cos, Inc.........         18
        882      *  CCC Information Services Group,
                      Inc...........................         12
      1,611         Centennial Bancorp..............         13
        758         Center Trust, Inc...............          5
      1,700         Centerpoint Properties Corp.....         99
        538      *  Central Coast Bancorp...........         12
        229         Century Bancorp, Inc (Class A)
                      ..............................          6
      1,366         Ceres Group, Inc................          5
      1,044         CFS Bancorp, Inc................         16
     78,513         Charles Schwab Corp.............        879
        285         Charter Financial Corp..........          8
      2,500         Charter Municipal Mortgage
                      Acceptance Co.................         45
     15,927         Charter One Financial, Inc......        548
      1,594         Chateau Communities, Inc........         49
      2,089         Chelsea Property Group, Inc.....         70
      1,662         Chemical Financial Corp.........         62
      2,166         Chittenden Corp.................         63
      6,208      *  Choicepoint, Inc................        282
     11,703         Chubb Corp......................        829
      9,990         Cincinnati Financial Corp.......        465
    368,690         Citigroup, Inc..................     14,287
      3,261         Citizens Banking Corp...........         95
        651         Citizens First Bancorp, Inc.....         15
      1,725      *  Citizens, Inc...................         22
        550         City Bank.......................         18
      1,237         City Holding Co.................         29
      2,882         City National Corp..............        155
      1,019      *  Clark/Bardes, Inc...............         23
      1,804      *  CNA Financial Corp..............         48
      1,100         CNA Surety Corp.................         16
      1,300      *  Coast Federal Litigation
                      (Contingent Payment Rts)......          0
        300         Coastal Bancorp, Inc............         10
        598         Coastal Financial Corp..........          9
        450         CoBiz, Inc......................          8
      8,630         Colonial Bancgroup, Inc.........        129
      1,022         Colonial Properties Trust.......         40
        416         Columbia Bancorp................         10
      1,009      *  Columbia Banking System, Inc....         13
      8,500     b*  Comdisco, Inc...................          0
     12,937         Comerica, Inc...................        794
      4,173         Commerce Bancorp, Inc...........        184
      4,229         Commerce Bancshares, Inc........        187
      1,766         Commerce Group, Inc.............         70
      3,524         Commercial Federal Corp.........        102
      2,613         Commercial Net Lease Realty,
                      Inc...........................         42
        605         Commonwealth Bancorp, Inc.......         18

                                       10
                       SEE NOTES TO FINANCIAL STATEMENTS

  SHARES                                              VALUE (000)
  ------                                              -----------
FINANCIAL SERVICES--(CONTINUED)
        818         Community Bank System, Inc......   $     26
        535         Community Banks, Inc............         16
      2,870         Community First Bankshares,
                      Inc...........................         75
        823         Community Trust Bancorp, Inc....         23
      9,252         Compass Bancshares, Inc.........        311
      1,233      *  CompuCredit Corp................          9
        823         Connecticut Bancshares, Inc.....         27
     21,196     e*  Conseco, Inc....................         42
      3,454         Cornerstone Realty Income Trust,
                      Inc...........................         39
      1,105         Corporate Office Properties
                      Trust.........................         16
        516         Correctional Properties Trust...         11
      2,017      *  Corrections Corp Of America.....         35
        685         Corus Bankshares, Inc...........         31
      7,563         Countrywide Credit Industries,
                      Inc...........................        365
      2,643         Cousins Properties, Inc.........         65
        500         CPB, Inc........................         23
      2,076         Crawford & Co (Class B).........         17
        962      *  Credit Acceptance Corp..........         12
        400      *  Crescent Operating, Inc.........          0
      6,012         Crescent Real Estate Equities
                      Co............................        112
      1,548         Crown American Realty Trust.....         15
      1,500      *  CSK Auto Corp...................         21
      3,732         Cullen/Frost Bankers, Inc.......        134
        220         Curtiss-Wright Corp (Class B)...         17
      1,875         CVB Financial Corp..............         43
        952         Delphi Financial Group, Inc
                      (Class A) ....................         41
      3,935         Developers Diversified Realty
                      Corp..........................         89
      1,606         Dime Community Bancshares.......         36
      2,700         Doral Financial Corp............         90
      1,539         Downey Financial Corp...........         73
      9,670         Duke Realty Corp................        280
     21,479      *  E*Trade Group, Inc..............        117
        359      *  Eagle Bancshares, Inc...........          9
      1,700         East West Bancorp, Inc..........         59
      1,077         Eastgroup Properties, Inc.......         28
      4,354         Eaton Vance Corp................        136
      1,000      *  Electro Rent Corp...............         13
        168         EMC INS Group, Inc..............          3
      1,200         Entertainment Properties
                      Trust.........................         30
     29,932         Equity Office Properties
                      Trust.........................        901
        411         Equity One, Inc.................          6
     19,783         Equity Residential Properties
                      Trust.........................        569
      1,654         Erie Indemnity Co (Class A) ....         67
      1,037         Essex Property Trust, Inc.......         57
      1,026      *  Euronet Worldwide, Inc..........         16
        800         F & M Bancorp...................         28
     71,198         Fannie Mae......................      5,251
        447         Farmers Capital Bank Corp.......         16
        881         FBL Financial Group, Inc (Class
                      A) ...........................         20
      1,117         FBR Asset Investment Corp.......         37
        591     e*  Federal Agricultural Mortgage
                      Corp (Class C)................         16
      2,721         Federal Realty Investment
                      Trust.........................         75
      5,931         Federated Investors, Inc (Class
                      B) ...........................        205
      3,200         Felcor Lodging Trust, Inc.......         59
      1,153         Fidelity Bankshares, Inc........         25
      6,903         Fidelity National Financial,
                      Inc...........................        218
     36,322         Fifth Third Bancorp.............      2,421
        781         Financial Federal Corp..........         26
        563         Financial Industries Corp.......         10
        559         Financial Institutions, Inc.....         21
      5,130         First American Corp.............        118
        480         First Bancorp (North
                      Carolina).....................         13
      1,559         First Bancorp (Puerto Rico).....         59
         56      *  First Banks America, Inc........          2
        600         First Busey Corp................         13
      2,300         First Charter Corp..............         42
        436         First Citizens Bancshares, Inc
                      (Class A) ....................         48

  SHARES                                              VALUE (000)
  ------                                              -----------
      4,300         First Commonwealth Financial
                      Corp..........................   $     58
        351         First Community Bancorp.........          8
        646         First Community Bancshares......         22
        382         First Defiance Financial Corp...          8
        468         First Essex Bancorp, Inc........         16
      1,238         First Federal Capital Corp......         27
      2,593         First Financial Bancorp.........         51
        875         First Financial Bankshares,
                      Inc...........................         37
        500         First Financial Corp
                      (Indiana).....................         26
      1,000         First Financial Holdings, Inc...         32
      1,000         First Indiana Corp..............         22
        994         First Merchants Corp............         30
      3,562         First Midwest Bancorp, Inc......         99
        500         First National Corp.............         15
        672         First Niagara Financial Group,
                      Inc...........................         19
        310         First Oak Brook Bancshares,
                      Inc...........................         10
        987         First Place Financial Corp......         20
        743      *  First Republic Bank.............         20
      1,944         First Sentinel Bancorp, Inc.....         27
        203         First South Bancorp, Inc........          7
        297         First State Bancorporation......          8
      9,246         First Tennessee National Corp...        354
      3,482         First Virginia Banks, Inc.......        187
        399         Firstfed America Bancorp, Inc...          9
      1,200         Firstfed Financial Corp.........         35
      6,118         FirstMerit Corp.................        169
        665         Flagstar Bancorp, Inc...........         15
     75,084         FleetBoston Financial Corp......      2,429
        737         Flushing Financial Corp.........         15
      3,150         FNB Corp........................         86
        419         FNB Corp (Virginia).............         13
        632      *  Fpic Insurance Group, Inc.......         10
        195         Franklin Financial Corp.........          5
     12,257         Franklin Resources, Inc.........        523
     49,563         Freddie Mac.....................      3,033
      4,200      e  Fremont General Corp............         18
      1,742      *  Friedman, Billings, Ramsey
                      Group, Inc....................         22
      1,264         Frontier Financial Corp.........         37
        400     b*  Frontline Capital Group, Inc....          0
      7,428         Fulton Financial Corp...........        141
        448      *  Gabelli Asset Management, Inc
                      (Class A) ....................         16
      1,800         Gables Residential Trust........         57
      6,200         Gallagher (Arthur J.) & Co......        215
      3,386         Gartner, Inc (Class A) .........         34
      2,624      *  Gartner, Inc (Class B) .........         25
        582         GBC Bancorp.....................         17
      4,476         General Growth Properties,
                      Inc...........................        228
        690         German American Bancorp.........         13
      1,113         Glacier Bancorp, Inc............         27
        638         Gladstone Capital Corp..........         12
      1,319         Glenborough Realty Trust, Inc...         31
      1,900         Glimcher Realty Trust...........         35
      2,100         Gold Banc Corp, Inc.............         23
      5,097         Golden State Bancorp, Inc.......        185
      3,400      *  Golden State Bancorp, Inc
                      (Litigation Tracking Wts
                      12/31/60).....................          4
      9,060         Golden West Financial Corp......        623
     17,068         Goldman Sachs Group, Inc........      1,252
        372         Granite State Bankshares, Inc...         12
        500         Great American Financial
                      Resources, Inc................         10
        946         Great Lakes Reit, Inc...........         18
        416         Great Southern Bancorp, Inc.....         17
      3,269      e  Greater Bay Bancorp.............        101
      6,178         Greenpoint Financial Corp.......        303
        638         Hancock Holding Co..............         43
        628      *  Hanmi Financial Corp............         11
      1,557         Harbor Florida Bancshares,
                      Inc...........................         35
      2,139         Harleysville Group, Inc.........         59
      1,355         Harleysville National Corp......         37

                                       11
                       SEE NOTES TO FINANCIAL STATEMENTS

  SHARES                                              VALUE (000)
  ------                                              -----------
FINANCIAL SERVICES--(CONTINUED)
     17,815         Hartford Financial Services
                      Group, Inc....................   $  1,059
        422      *  Hawthorne Financial Corp........         14
      4,439         HCC Insurance Holdings, Inc.....        117
      3,989         Health Care Property Investors,
                      Inc...........................        171
      2,660         Health Care Reit, Inc...........         80
      3,000         Healthcare Realty Trust, Inc....         96
      1,295         Heritage Property Investment
                      Trust.........................         35
     11,683         Hibernia Corp (Class A) ........        231
      3,947         Highwoods Properties, Inc.......        103
      2,100         Hilb, Rogal & Hamilton Co.......         95
      1,790         Home Properties Of New York,
                      Inc...........................         68
      5,561      *  Homestore, Inc..................          8
      3,932         Hooper Holmes, Inc..............         31
      2,579         Horace Mann Educators Corp......         48
      4,503         Hospitality Properties Trust....        164
     16,913      *  Host Marriott Corp..............        191
     32,707         Household International, Inc....      1,626
      9,661         HRPT Properties Trust...........         85
      5,361         Hudson City Bancorp, Inc........        107
      1,120         Hudson River Bancorp, Inc.......         30
      3,293         Hudson United Bancorp...........         94
        644         Humboldt Bancorp................         11
     17,876         Huntington Bancshares, Inc......        347
        409         IBERIABANK Corp.................         17
      2,838         IMPAC Mortgage Holdings, Inc....         38
      3,730         Independence Community Bank
                      Corp..........................        107
        235         Independence Holding Co.........          5
        886         Independent Bank Corp
                      (Massachusetts)...............         20
        882         Independent Bank Corp
                      (Michigan)....................         28
      4,378      *  IndyMac Bancorp, Inc............         99
      1,794         Innkeepers U.S.A. Trust.........         17
      1,401      *  Insignia Financial Group, Inc...         14
      2,990     e*  Instinet Group, Inc.............         19
        715      *  Insurance Auto Auctions, Inc....         14
      1,112         Integra Bank Corp...............         25
        411         Interchange Financial Services
                      Cp............................         11
      1,633         International Bancshares Corp...         69
      3,514      *  Investment Technology Group,
                      Inc...........................        115
      4,737         Investors Financial Services
                      Corp..........................        159
      1,711         Investors Real Estate Trust.....         18
      2,416         IRT Property Co.................         31
        934         Irwin Financial Corp............         19
      3,268         iSTAR Financial, Inc............         93
        332      *  Itla Capital Corp...............         10
      3,170         ITT Educational Services, Inc...         69
      2,500         JDN Realty Corp.................         31
      1,465         Jefferies Group, Inc............         62
     10,874         Jefferson-Pilot Corp............        511
     21,254         John Hancock Financial Services,
                      Inc...........................        748
      1,526         John Nuveen Co (Class A) .......         39
      2,179      *  Jones Lang Lasalle, Inc.........         54
    142,551         JP Morgan Chase & Co............      4,835
        961         JP Realty, Inc..................         26
        414         Kansas City Life Insurance Co...         16
     30,670         Keycorp.........................        837
        842         Keystone Property Trust.........         13
      1,802         Kilroy Realty Corp..............         48
      6,725         Kimco Realty Corp...............        225
      6,166      *  Knight Trading Group, Inc.......         32
      1,822         Koger Equity, Inc...............         35
      1,326         Kramont Realty Trust............         21
      9,899      *  La Quinta Corp..................         72
      3,365     e*  LaBranche & Co, Inc.............         77
        805         Lakeland Bancorp, Inc...........         18
        367         Lakeland Financial Corp.........         11
      1,329         Landamerica Financial Group,
                      Inc...........................         42
         89         Leeds Federal Bankshares, Inc...          3
      4,642         Legg Mason, Inc.................        229

  SHARES                                              VALUE (000)
  ------                                              -----------
     17,572         Lehman Brothers Holdings, Inc...   $  1,099
        473      *  Lendingtree, Inc................          6
      2,588         Leucadia National Corp..........         82
      1,681         Lexington Corporate Properties
                      Trust.........................         28
      1,200         Liberty Corp....................         48
     13,485         Lincoln National Corp...........        566
      1,700         LNR Property Corp...............         59
      1,388      *  Local Financial Corp............         23
        608         LSB Bancshares, Inc.............         12
      1,014         LTC Properties, Inc.............          9
      5,743         M & T Bank Corp.................        493
        480         Macatawa Bank Corp..............         10
      2,347         Macerich Co.....................         73
      3,068         Mack-Cali Realty Corp...........        108
      1,342         MAF Bancorp, Inc................         50
        700         Main Street Banks, Inc..........         14
        402         Mainsource Financial Group,
                      Inc...........................         10
        925         Manufactured Home Communities,
                      Inc...........................         32
        600      *  Markel Corp.....................        118
     19,547         Marsh & McLennan Cos, Inc.......      1,888
     15,267         Marshall & Ilsley Corp..........        472
        274         MASSBANK Corp...................         10
        813         MB Financial, Inc...............         27
     10,656         MBIA, Inc.......................        602
     50,565         MBNA Corp.......................      1,672
      1,454         MCG Capital Corp................         24
        482         Medford Bancorp, Inc............         17
         76      *  MEEMIC Holdings, Inc............          2
     31,688         Mellon Financial Corp...........        996
      5,086         Mercantile Bankshares Corp......        209
        287         Merchants Bancshares, Inc.......          8
      1,867         Mercury General Corp............         91
      2,874         Meristar Hospitality Corp.......         44
        522         Meritage Corp...................         24
     61,486         Merrill Lynch & Co, Inc.........      2,490
     21,364         Metlife, Inc....................        615
      2,453      e  Metris Cos, Inc.................         20
         22      *  MFN Financial Corp Series B Wts
                      03/23/03......................          0
         22      *  MFN Financial Corp Series C Wts
                      03/23/04......................          0
      6,640         MGIC Investment Corp............        450
        185         Microfinancial, Inc.............          1
      1,066         Mid Atlantic Realty Trust.......         19
      1,033         Mid-America Apartment
                      Communities, Inc..............         28
        289         Midland Co......................         15
      1,800         Mid-State Bancshares............         35
        400         Midwest Banc Holdings, Inc......         12
      1,573         Mills Corp......................         49
      1,041         Mission West Properties, Inc....         13
        400         Mississippi Valley Bancshares,
                      Inc...........................         21
      3,263         MONY Group, Inc.................        111
     79,017         Morgan Stanley Dean Witter &
                      Co............................      3,404
        286         Nara Bancorp, Inc...............          7
        219         NASB Financial, Inc.............          5
     43,743         National City Corp..............      1,454
     14,892         National Commerce Financial
                      Corp..........................        392
        800         National Health Investors,
                      Inc...........................         13
        426         National Health Realty, Inc.....          8
      1,339         National Penn Bancshares, Inc...         35
        154      *  National Western Life Insurance
                      Co (Class A) .................         18
      1,525         Nationwide Financial Services,
                      Inc (Class A) ................         60
      3,536         Nationwide Health Properties,
                      Inc...........................         66
        290      *  Navigators Group, Inc...........          8
        386         NBC Capital Corp................         15
      2,152         NBT Bancorp, Inc................         39
      2,450      *  NetBank, Inc....................         29
      4,025         Neuberger Berman, Inc...........        147
      1,008         New Century Financial Corp......         35
      6,853         New Plan Excel Realty Trust.....        143

                                       12
                       SEE NOTES TO FINANCIAL STATEMENTS

  SHARES                                              VALUE (000)
  ------                                              -----------
FINANCIAL SERVICES--(CONTINUED)
      7,724         New York Community Bancorp,
                      Inc...........................   $    209
     11,799         North Fork Bancorp, Inc.........        470
     14,127         Northern Trust Corp.............        622
        992         Northwest Bancorp, Inc..........         13
        749         Novastar Financial, Inc.........         27
        103      *  NYMAGIC, Inc....................          2
        986         OceanFirst Financial Corp.......         24
      2,600      *  Ocwen Financial Corp............         14
      1,205         Odyssey Re Holdings Corp........         21
      3,660      *  Ohio Casualty Corp..............         76
      4,559         Old National Bancorp............        116
      8,633         Old Republic International
                      Corp..........................        272
        532         Old Second Bancorp, Inc.........         19
        593         Omega Financial Corp............         22
        880         Oriental Financial Group, Inc...         22
        482      *  OSI Systems, Inc................         10
      2,533         Pacific Capital Bancorp.........         60
      1,500      *  Pacific Gulf Properties, Inc
                      Liquidation Trust.............          3
      1,050         Pacific Northwest Bancorp.......         33
        763      *  Pacific Union Bank..............         13
      2,397         Pan Pacific Retail Properties,
                      Inc...........................         82
        868         Park National Corp..............         75
        344         Parkvale Financial Corp.........         10
        756         Parkway Properties, Inc.........         28
        474      *  Partners Trust Financial Group,
                      Inc...........................          8
        215         Peapack Gladstone Financial
                      Corp..........................         13
        381         Pennfed Financial Services,
                      Inc...........................         11
        455         Pennrock Financial Services
                      Corp..........................         15
      1,015         Pennsylvania Real Estate
                      Investment Trust..............         28
        567         Peoples Bancorp, Inc............         16
      1,841         People's Bank...................         48
        442         Peoples Holding Co..............         18
      1,075         PFF Bancorp, Inc................         41
      1,212      *  Philadelphia Consolidated
                      Holding Corp..................         55
      7,216         Phoenix Cos, Inc................        132
        591      *  Pico Holdings, Inc..............         10
      1,146         PMA Capital Corp (Class A) .....         24
      6,500         PMI Group, Inc..................        248
     20,404         PNC Financial Services Group,
                      Inc...........................      1,067
      9,909         Popular, Inc....................        334
        494         Port Financial Corp.............         20
      2,618         Post Properties, Inc............         79
      2,266         Prentiss Properties Trust.......         72
      1,502         Presidential Life Corp..........         30
      1,328      *  Price Legacy Corp...............          5
          2      *  Prime Group Realty Trust........          0
     22,141      *  Principal Financial Group.......        686
        263         Privatebancorp, Inc.............          8
      1,540      *  ProAssurance Corp...............         27
     13,745         Progressive Corp................        795
     10,532         Prologis Trust..................        274
      1,600         Prosperity Bancshares, Inc......         29
      4,943         Protective Life Corp............        163
        200         Provident Bancorp, Inc..........          5
      1,801         Provident Bankshares Corp.......         43
      3,026      e  Provident Financial Group,
                      Inc...........................         88
     18,918      *  Providian Financial Corp........        111
     41,065      *  Prudential Financial, Inc.......      1,370
        773         PS Business Parks, Inc..........         27
      7,147         Public Storage, Inc.............        265
        100      *  Quaker City Bancorp, Inc........          4
      1,016         R & G Financial Corp (Class
                      B)............................         24
      6,468         Radian Group, Inc...............        316
      1,127         RAIT Investment Trust...........         27
        585         Ramco-Gershenson Properties.....         12
      2,764         Raymond James Financial, Inc....         79
      2,400         Realty Income Corp..............         89
      3,829         Reckson Associates Realty
                      Corp..........................         95

  SHARES                                              VALUE (000)
  ------                                              -----------
        684         Redwood Trust, Inc..............   $     22
      1,699         Regency Centers Corp............         50
     16,598         Regions Financial Corp..........        583
      1,278         Reinsurance Group Of America,
                      Inc...........................         39
      3,569         Republic Bancorp, Inc...........         53
        506         Republic Bancorp, Inc (Kentucky)
                      (Class A) ....................          6
      1,126         Resource America, Inc (Class
                      A)............................         12
      1,900         RFS Hotel Investors, Inc........         26
        997         Riggs National Corp.............         15
        455         RLI Corp........................         23
      5,720         Roslyn Bancorp, Inc.............        125
      4,394         Rouse Co........................        145
         87         Royal Bancshares Of Pennsylvania
                      (Class A).....................          2
      1,911         S & T Bancorp, Inc..............         52
        403         S.Y. Bancorp, Inc...............         17
      9,216         Safeco Corp.....................        285
      1,200         Sandy Spring Bancorp, Inc.......         38
        500         Santander Bancorp...............          9
        800         Saul Centers, Inc...............         21
      2,022      *  Saxon Capital, Inc..............         33
         23         Scpie Holdings, Inc.............          0
        285         Seacoast Banking Corp Of
                      Florida.......................         16
      1,744         Seacoast Financial Services
                      Corp..........................         44
        637         Second Bancorp, Inc.............         17
      5,441         SEI Investments Co..............        153
      1,900         Selective Insurance Group,
                      Inc...........................         54
      2,683         Senior Housing Properties
                      Trust.........................         42
      3,287      *  Silicon Valley Bancshares.......         87
        533         Simmons First National Corp
                      (Class A) ....................         23
      9,387         Simon Property Group, Inc.......        346
        829         Sizeler Property Investors......          9
      5,175         Sky Financial Group, Inc........        109
      1,900         SL Green Realty Corp............         68
     10,603         Slm Corp........................      1,027
      5,340      *  SoundView Technology Group,
                      Inc...........................          9
      2,981         South Financial Group, Inc......         67
     24,963         SouthTrust Corp.................        652
      2,029      *  Southwest Bancorp Of Texas,
                      Inc...........................         73
        370         Southwest Bancorp, Inc..........         10
     18,751         Sovereign Bancorp, Inc..........        280
        902         Sovran Self Storage, Inc........         31
        548         St. Francis Capital Corp........         13
      2,155         St. Joe Co......................         65
     15,011         St. Paul Cos, Inc...............        584
      2,165         Stancorp Financial Group, Inc...        120
     14,596         Starwood Hotels & Resorts
                      Worldwide, Inc................        480
        913         State Auto Financial Corp.......         15
        527         State Bancorp, Inc..............          9
     23,403         State Street Corp...............      1,046
      3,970         Staten Island Bancorp, Inc......         76
        635         Sterling Bancorp................         23
      2,600         Sterling Bancshares, Inc........         38
      1,139         Sterling Financial Corp
                      (Pennsylvania) ...............         28
        837      *  Sterling Financial Corp
                      (Spokane).....................         17
      1,214      *  Stewart Information Services
                      Corp..........................         25
     16,147         Stilwell Financial, Inc.........        294
        300         Student Loan Corp...............         25
        868         Suffolk Bancorp.................         32
        378         Summit Bancshares, Inc..........          9
      1,805         Summit Properties, Inc..........         42
        355         Sun Bancorp, Inc................          9
        460      *  Sun Bancorp, Inc................          6
      1,069         Sun Communities, Inc............         45
     17,933         Suntrust Banks, Inc.............      1,214
        502         Superior Financial Corp.........         10
      2,850         Susquehanna Bancshares, Inc.....         65
      1,151      e  SWS Group, Inc..................         22
     21,261         Synovus Financial Corp..........        585

                                       13
                       SEE NOTES TO FINANCIAL STATEMENTS

  SHARES                                              VALUE (000)
  ------                                              -----------
FINANCIAL SERVICES--(CONTINUED)
      1,597      *  Syntroleum Corp.................   $      5
      7,582         T Rowe Price Group, Inc.........        249
      2,112         Taubman Centers, Inc............         32
      5,593         TCF Financial Corp..............        275
      1,053         Texas Regional Bancshares, Inc
                      (Class A) ....................         52
      2,626         Thornburg Mortgage, Inc.........         52
        614         Three Rivers Bancorp, Inc.......         11
        534         Tompkins Trustco, Inc...........         26
      8,743         Torchmark Corp..................        334
      1,037         Town & Country Trust............         23
      2,118      *  Trammell Crow Co................         31
      1,524         Transatlantic Holdings, Inc.....        122
        205      *  Transcontinental Realty
                      Investors, Inc................          4
     19,368      *  Travelers Property Casualty Corp
                      (Class A) ....................        343
        558      *  Triad Guaranty, Inc.............         24
        363         Trico Bancshares................          9
      6,474         Trizec Properties, Inc..........        109
        630         Troy Financial Corp.............         19
      1,400         Trust Co Of New Jersey..........         36
      5,202         Trustco Bank Corp...............         68
      3,202         Trustmark Corp..................         82
    137,044         U.S. Bancorp....................      3,200
      1,311         U.S. Restaurant Properties,
                      Inc...........................         22
        960         U.S.B. Holding Co, Inc..........         20
      1,306         UCBH Holdings, Inc..............         49
      2,800      *  UICI............................         57
      1,244         UMB Financial Corp..............         58
      1,438         Umpqua Holdings Corp............         27
        708      *  Union Acceptance Corp (Class
                      A)............................          3
        543         Union Bankshares Corp...........         14
     14,640         Union Planters Corp.............        474
      3,703         UnionBanCal Corp................        173
      2,634         United Bankshares, Inc..........         77
      1,194         United Community Banks, Inc.....         35
      2,251         United Community Financial
                      Corp..........................         21
      7,725         United Dominion Realty Trust,
                      Inc...........................        121
        518         United Fire & Casualty Co.......         20
        978         United National Bancorp.........         22
      3,755     e*  United Rentals, Inc.............         82
      5,408      *  UnitedGlobalcom, Inc (Class
                      A)............................         15
      3,333         Unitrin, Inc....................        119
      1,679      *  Universal American Financial
                      Corp..........................         11
        795         Universal Health Realty Income
                      Trust.........................         21
      1,587         Unizan Financial Corp...........         34
     17,474         UnumProvident Corp..............        445
        891         Urstadt Biddle Properties, Inc
                      (Class A) ....................         10
      7,024         Valley National Bancorp.........        195
         98         Value Line, Inc.................          4
      2,590         Vesta Insurance Group, Inc......         11
        830      *  VIB Corp........................         11
        524         Virginia Financial Group, Inc...         17
        335         Vista Bancorp, Inc..............          9
      5,260         Vornado Realty Trust............        243
      1,929         W Holding Co, Inc...............         46
     97,942         Wachovia Corp...................      3,739
      5,615         Waddell & Reed Financial, Inc
                      (Class A) ....................        129
        263         Warwick Community Bancorp.......          8
      4,615         Washington Federal, Inc.........        117
     69,647         Washington Mutual, Inc..........      2,585
      2,650         Washington Real Estate
                      Investment Trust..............         76
        881         Washington Trust Bancorp, Inc...         21
      2,723         Waypoint Financial Corp.........         53
      3,548         Webster Financial Corp..........        136
      3,094         Weingarten Realty Investors.....        109
    122,469         Wells Fargo & Co................      6,131
        383      *  Wellsford Real Properties,
                      Inc...........................          8
      1,533         Wesbanco, Inc...................         36
        110         Wesco Financial Corp............         33

  SHARES                                              VALUE (000)
  ------                                              -----------
      1,194         West Coast Bancorp..............   $     20
      2,416         Westamerica Bancorp.............         95
        845         Westcorp........................         27
        358         Westfield Financial, Inc........          5
        497      *  WFS Financial, Inc..............         13
      2,964         Whitney Holding Corp............         91
        349         Willow Grove Bancorp, Inc.......          4
      4,725         Wilmington Trust Corp...........        144
      1,215         Winston Hotels, Inc.............         12
        971         Wintrust Financial Corp.........         34
        832      *  World Acceptance Corp...........          7
        620         WSFS Financial Corp.............         16
     10,971      *  Wyndham International, Inc
                      (Class A).....................         13
        425         Yardville National Bancorp......          8
        655         Zenith National Insurance
                      Corp..........................         21
      6,685         Zions Bancorp...................        348
                                                       --------
                    TOTAL FINANCIAL SERVICES........    156,475
                                                       --------
HEALTH CARE--14.40%
        790      *  aaiPharma, Inc..................         18
    111,574         Abbott Laboratories.............      4,201
      5,644      *  Abgenix, Inc....................         55
        934      *  Abiomed, Inc....................          8
      2,122      *  Accredo Health, Inc.............         98
      2,249      *  Adolor Corp.....................         25
        490         Advanced Neuromodulation
                      Systems, Inc..................         15
      4,700      *  Advanced Tissue Sciences, Inc...          7
      5,303      *  AdvancePCS......................        127
        333      *  Advisory Board Co/The...........         12
     10,481         Aetna, Inc......................        503
      3,626      *  Affymetrix, Inc.................         87
      1,464     e*  Aksys Ltd.......................         10
      1,019      *  Alaris Medical, Inc.............          7
      1,500      *  Albany Molecular Research,
                      Inc...........................         32
      2,872      *  Alderwoods Group, Inc...........         22
      1,305      *  Alexion Pharmaceuticals, Inc....         20
      2,347     e*  Align Technology, Inc...........          9
      4,010      *  Alkermes, Inc...................         64
      9,667         Allergan, Inc...................        645
        839      *  Alliance Imaging, Inc...........         11
      1,653      *  Allos Therapeutics, Inc.........         15
      1,800      *  Allscripts Healthcare Solutions,
                      Inc...........................          7
      2,124         Alpharma, Inc (Class A).........         36
        770     e*  American Healthways, Inc........         14
      1,417      *  American Medical Systems
                      Holdings, Inc.................         28
        648      *  American Pharmaceutical
                      Partners, Inc.................          8
        692      *  AMERIGROUP Corp.................         19
      2,013      *  Ameripath, Inc..................         48
      7,551      e  AmerisourceBergen Corp..........        574
     74,409         Amgen, Inc......................      3,116
      1,006      *  AMN Healthcare Services, Inc....         35
      1,426      *  Amsurg Corp.....................         37
      4,816      *  Amylin Pharmaceuticals, Inc.....         53
      4,537      *  Andrx Corp......................        122
      7,440      *  Anthem, Inc.....................        502
      1,368     e*  Antigenics, Inc.................         13
      1,100      *  Aphton Corp.....................          8
      7,325      *  Apogent Technologies, Inc.......        151
     15,452         Applera Corp (Applied Biosystems
                      Group)........................        301
      5,241      *  Applera Corp (Celera Genomics
                      Group)........................         63
      1,186      *  Applied Molecular Evolution.....          7
      2,961      *  Apria Healthcare Group, Inc.....         66
      1,293      *  Arena Pharmaceuticals, Inc......         11
      2,100      *  Ariad Pharmaceuticals, Inc......          9
      1,404      *  Arqule, Inc.....................          9
      1,345      *  Array Biopharma, Inc............         13
        672         Arrow International, Inc........         26
      1,500      *  Arthrocare Corp.................         19
      1,793      *  Atherogenics, Inc...............         13
      1,405      *  Atrix Laboratories, Inc.........         31

                                       14
                       SEE NOTES TO FINANCIAL STATEMENTS

  SHARES                                              VALUE (000)
  ------                                              -----------
HEALTH CARE--(CONTINUED)
      1,400      *  Avigen, Inc.....................   $     13
      3,684         Bard (C.R.), Inc................        208
      1,992      *  Barr Laboratories, Inc..........        127
      3,595         Bausch & Lomb, Inc..............        122
     43,079         Baxter International, Inc.......      1,915
      4,185         Beckman Coulter, Inc............        209
     18,600         Becton Dickinson & Co...........        641
        872      *  Benthley Pharmaceuticals, Inc...         10
      7,127      *  Beverly Enterprises, Inc........         54
     10,770      *  Biogen, Inc.....................        446
      2,608      *  BioMarin Pharmaceutical, Inc....         14
     19,344         Biomet, Inc.....................        525
      1,100     e*  Biopure Corp....................          8
      1,200      *  Bio-Rad Laboratories, Inc (Class
                      A)............................         55
        246      *  Bioreliance Corp................          6
        842      *  Biosite, Inc....................         24
      4,200      *  Bio-Technology General Corp.....         25
        600      *  Bone Care International, Inc....          3
     22,744      *  Boston Scientific Corp..........        667
        595      *  Bradley Pharmaceuticals, Inc....          8
    138,675         Bristol-Myers Squibb Co.........      3,564
      1,024      *  Britesmile, Inc.................          2
        810      *  Bruker Daltonics, Inc...........          3
      1,580      *  Caliper Technologies Corp.......         13
        479      *  Cantel Medical Corp.............          9
      3,947      *  Cardiac Science, Inc............         16
     32,175         Cardinal Health, Inc............      1,976
      2,300      *  Cardiodynamics International
                      Corp..........................          9
     16,356      *  Caremark Rx, Inc................        270
      5,450      *  Celgene Corp....................         83
      2,366      *  Cell Genesys, Inc...............         32
      2,500      *  Cell Therapeutics, Inc..........         14
        360      *  Centene Corp....................         11
      3,323      *  Cephalon, Inc...................        150
      1,643      *  Cepheid, Inc....................          9
      1,992      *  Cerner Corp.....................         95
        938      *  Cerus Corp......................         32
      3,201      *  Charles River Laboratories
                      International, Inc............        112
        372      *  Chattem, Inc....................         12
      6,703      *  Chiron Corp.....................        237
        844      *  Cholestech Corp.................          9
      9,356         Cigna Corp......................        911
      1,020      *  Cima Labs, Inc..................         25
        383      *  Ciphergen Biosystems, Inc.......          1
        400      *  Closure Medical Corp............          6
        600      *  Cobalt Corp.....................         14
      2,100      *  Coherent, Inc...................         62
        554      *  Collateral Therapeutics, Inc....          7
      1,800      *  Columbia Laboratories, Inc......         11
      3,592      *  Community Health Systems, Inc...         96
        216      *  Computer Programs & Systems,
                      Inc...........................          5
        928      *  Conceptus, Inc..................         15
      1,940      *  Conmed Corp.....................         43
      2,200      *  Connetics Corp..................         28
      1,065         Cooper Cos, Inc.................         50
      2,816      *  Corixa Corp.....................         19
        500      *  Corvel Corp.....................         17
      4,480      *  Covance, Inc....................         84
      3,239      *  Coventry Health Care, Inc.......         92
      2,321      *  Cross County, Inc...............         88
      1,100      *  Cryolife, Inc...................         18
      1,951      *  Cubist Pharmaceuticals, Inc.....         18
      2,974      *  CuraGen Corp....................         16
        740      *  Curative Health Services, Inc...         12
      1,836      *  CV Therapeutics, Inc............         34
      1,543      *  Cyberonics, Inc.................         20
      8,821      *  Cytyc Corp......................         67
        924         D&K Healthcare Resources, Inc...         33

  SHARES                                              VALUE (000)
  ------                                              -----------
        800         Datascope Corp..................   $     22
      5,580     e*  DaVita, Inc.....................        133
      2,608      *  Decode Genetics, Inc............         12
        491      *  Deltagen, Inc...................          1
      2,400      *  Dendrite International, Inc.....         23
      5,100         Dentsply International, Inc.....        188
      1,574         Diagnostic Products Corp........         58
        611      *  Dianon Systems, Inc.............         33
        900      *  Digene Corp.....................         11
      1,218      *  Discovery Partners
                      International, Inc............          8
      1,742      *  Diversa Corp....................         17
        527      *  DJ Orthopedics, Inc.............          4
      1,775      *  Durect Corp.....................         14
        897      *  DVI, Inc........................         17
        400     e*  Dynacq International, Inc.......          6
      2,488      *  Eclipsys Corp...................         16
          1     e*  Eden Bioscience Corp............          0
      4,290      *  Edwards Lifesciences Corp.......        100
        518      *  Embrex, Inc.....................         11
      1,307      *  Endo Pharmaceuticals Holdings,
                      Inc...........................          9
        991      *  Endocardial Solutions, Inc......          8
      1,301     e*  Endocare, Inc...................         17
      1,692      *  Enzo Biochem, Inc...............         24
      3,094      *  Enzon, Inc......................         76
        707      *  Eon Labs, Inc...................         13
        899      *  EPIX Medical, Inc...............          9
        389      *  eResearch Technology, Inc.......         10
      2,105      *  Esperion Therapeutics, Inc......         11
        821     e*  Exact Sciences Corp.............         13
      3,246      *  Exelixis, Inc...................         24
      4,646     e*  Express Scripts, Inc (Class
                      A)............................        233
      7,278      *  First Health Group Corp.........        204
      1,433      *  First Horizon Pharmaceutical....         30
      3,970         Fisher Scientific International,
                      Inc...........................        111
     11,608      *  Forest Laboratories, Inc........        822
          2      *  Genaissance Pharmaceuticals.....          0
      1,900      *  Gene Logic, Inc.................         27
        724      *  Genencor International, Inc.....          7
     15,874     e*  Genentech, Inc..................        532
      2,013      *  Genesis Health Ventures, Inc....         40
         37      *  Genome Therapeutics Corp........          0
        800     e*  Genstar Therapeutics Corp.......          0
      2,758     e*  Genta, Inc......................         23
      2,514      *  Genzyme Corp (Biosurgery
                      Division).....................         11
     14,261      *  Genzyme Corp (General
                      Division).....................        274
      1,600      *  Geron Corp......................          7
     12,605      *  Gilead Sciences, Inc............        414
     22,110      *  Guidant Corp....................        668
      1,753      *  Guilford Pharmaceuticals, Inc...         13
      1,342      *  Haemonetics Corp................         39
      1,390      *  Hanger Orthopedic Group, Inc....         21
      1,155      *  Harvard Bioscience, Inc.........          6
     35,293         HCA, Inc........................      1,676
     17,570      *  Health Management Associates,
                      Inc (Class A).................        354
      7,773      *  Health Net, Inc.................        208
        667         Healthcare Services Group.......         10
        900      *  HealthExtras, Inc...............          5
     28,333      *  Healthsouth Corp................        362
        571      *  Healthtronics Surgical Services,
                      Inc...........................         10
      2,850      *  Henry Schein, Inc...............        127
      3,717         Hillenbrand Industries, Inc.....        209
      1,387      *  Hologic, Inc....................         20
      8,674      *  Human Genome Sciences, Inc......        116
     12,185      *  Humana, Inc.....................        190
      5,951         ICN Pharmaceuticals, Inc........        144
      3,732      *  Icos Corp.......................         63
        701      *  ICU Medical, Inc................         22
      8,249      *  IDEC Pharmaceuticals Corp.......        292

                                       15
                       SEE NOTES TO FINANCIAL STATEMENTS

  SHARES                                              VALUE (000)
  ------                                              -----------
HEALTH CARE--(CONTINUED)
      2,312      *  Idexx Laboratories, Inc.........   $     60
      1,200      *  IDX Systems Corp................         16
      1,060      *  Igen International, Inc.........         33
      2,300      *  Ilex Oncology, Inc..............         32
      1,706      *  Illumina, Inc...................         11
      2,736      *  I-many, Inc.....................          8
      3,714     e*  ImClone Systems, Inc............         32
        450      *  Immucor, Inc....................         11
         18      *  Immune Response Corp............          0
     23,282      *  Immunex Corp....................        520
      2,900      *  Immunogen, Inc..................          8
      2,700         Immunomedics, Inc...............         14
      1,314      *  Impath, Inc.....................         24
      1,855      *  Impax Laboratories, Inc.........         14
     20,925         IMS Health, Inc.................        376
        859      *  Inamed Corp.....................         23
      4,807      *  Incyte Genomics, Inc............         35
      2,819      *  Indevus Pharmaceuticals, Inc....          3
      3,974      *  Inhale Therapeutic Systems,
                      Inc...........................         39
          3      *  Inspire Pharmaceuticals, Inc....          0
      1,332      *  Integra LifeSciences Holding....         29
      2,100      *  Integrated Silicon Solution,
                      Inc...........................         19
      1,794      *  InterMune, Inc..................         38
      1,240      *  Interpore International.........         12
      2,235      *  Intuitive Surgical, Inc.........         19
      1,890         Invacare Corp...................         70
        478      *  Inverness Medical Innovations,
                      Inc...........................         10
      3,841      *  Invitrogen Corp.................        123
      3,357     e*  Isis Pharmaceuticals, Inc.......         32
     11,034      *  IVAX Corp.......................        119
    215,807         Johnson & Johnson...............     11,278
        709      *  Kendle International, Inc.......         10
        520      *  Kensey Nash Corp................          8
        585     e*  Keryx Biopharmaceuticals, Inc...          1
        813      *  Kindred Healthcare, Inc.........         36
     17,832      *  King Pharmaceuticals, Inc.......        397
        400     e*  KOS Pharmaceuticals, Inc........          8
      1,236      *  Kosan Biosciences, Inc..........         11
      1,478      *  KV Pharmaceutical Co (Class
                      A)............................         40
        433      *  Kyphon, Inc.....................          6
      2,580      *  La Jolla Pharmaceutical Co......         16
        381      *  LabOne, Inc.....................         10
     10,265      *  Laboratory Corp Of America
                      Holdings......................        469
        584         Landauer, Inc...................         23
        267      *  Lannett Co, Inc.................          3
      2,441      *  Lexicon Genetics, Inc...........         12
        718      *  Lifecore Biomedical, Inc........          8
      2,895      *  LifePoint Hospitals, Inc........        105
      3,138      *  Ligand Pharmaceuticals, Inc
                      (Class B).....................         46
     69,069         Lilly (Eli) & Co................      3,895
      7,730      *  Lincare Holdings, Inc...........        250
      1,206     e*  Luminex Corp....................          9
      1,695      *  Magellan Health Services, Inc...          2
      7,295      *  Manor Care, Inc.................        168
      1,217      *  Martek Biosciences Corp.........         25
        445      *  Matria Healthcare, Inc..........          4
      1,221      *  Maximus, Inc....................         39
      2,143      *  Maxygen, Inc....................         26
     19,600         McKesson Corp...................        641
      5,013      *  Medarex, Inc....................         37
        457      *  Medcath Corp....................          8
        534     e*  Med-Design Corp.................          7
        562      *  Medical Staffing Network
                      Holdings, Inc.................         14
      1,529      *  Medicines Co....................         19
      2,227      *  Medicis Pharmaceutical Corp
                      (Class A).....................         95
     18,062      *  Medimmune, Inc..................        477
        753      *  MedQuist, Inc...................         20
        599      *  MedSource Technologies, Inc.....          7

  SHARES                                              VALUE (000)
  ------                                              -----------
     86,813         Medtronic, Inc..................   $  3,720
      1,419         Mentor Corp.....................         52
    162,293         Merck & Co, Inc.................      8,219
        243      *  Meridian Medical Technologies,
                      Inc...........................          9
        826      *  Merit Medical Systems, Inc......         17
      1,800      *  MGI Pharma, Inc.................         13
      3,531      *  Mid Atlantic Medical Services,
                      Inc...........................        111
     20,296      *  Millennium Pharmaceuticals,
                      Inc...........................        247
      3,500      *  Millipore Corp..................        112
      1,650      *  MIM Corp........................         20
         88     e*  Miravant Medical Technologies...          0
      1,101      *  Molecular Devices Corp..........         20
      1,125      *  Mright Medical Group, Inc.......         23
      2,855      *  Mykrolis Corp...................         34
      9,122         Mylan Laboratories, Inc.........        286
      1,780      *  Myriad Genetics, Inc............         36
      2,800      *  Nabi Biopharmaceuticals.........         15
         17      *  Nanogen, Inc....................          0
      1,723     e*  Napro Biotherapeutics, Inc......         11
        568      *  Nastech Pharmaceutical Co.......          9
        600      *  National Healthcare Corp........         13
        538      *  Neoforma, Inc...................          7
        827     e*  Neopharm, Inc...................         10
        800      *  Neose Technologies, Inc.........          9
      2,000      *  Neurocrine Biosciences, Inc.....         57
        932      *  Neurogen Corp...................         11
     17,000     b*  Neuromedical Systems, Inc.......          0
        482      *  North American Scientific.......          5
      1,495      *  Noven Pharmaceuticals, Inc......         38
        115      *  Novoste Corp....................          1
      1,858      *  NPS Pharmaceuticals, Inc........         28
      1,200      *  Ocular Sciences, Inc............         32
        854      *  Odyssey Healthcare, Inc.........         31
      1,157      *  Omega Healthcare Investors,
                      Inc...........................          9
      5,966         Omnicare, Inc...................        157
      1,045      *  Omnicell, Inc...................          7
      1,520      *  On Assignment, Inc..............         27
        854      *  Onyx Pharmaceuticals, Inc.......          5
        859      *  Option Care, Inc................         12
      1,876      *  OraSure Technologies, Inc.......         12
      2,925     e*  Organogenesis, Inc..............          1
      3,260      *  Orthodontic Centers Of America,
                      Inc...........................         75
      2,298      *  Orthologic Corp.................         13
      2,612      *  OSI Pharmaceuticals, Inc........         63
      2,500         Owens & Minor, Inc..............         49
      6,837      *  Oxford Health Plans, Inc........        318
      2,427     e*  Pacificare Health Systems,
                      Inc...........................         66
      2,100      *  Pain Therapeutics, Inc..........         18
      8,166         Pall Corp.......................        169
        460      *  Paradigm Genetics, Inc..........          1
      1,703      *  Parexel International Corp......         24
      3,600      *  Patterson Dental Co.............        181
        552      *  PDI, Inc........................          9
      1,564      *  Ped-iatrix Medical Group, Inc...         39
      2,266      *  Per-Se Technologies, Inc........         21
      6,873      *  Peregrine Pharmaceuticals,
                      Inc...........................          8
    447,520         Pfizer, Inc.....................     15,663
      3,216      *  Pharmaceutical Product
                      Development, Inc..............         85
      1,304      *  Pharmaceutical Resources, Inc...         36
     92,705         Pharmacia Corp..................      3,472
      1,600      *  Pharmacopeia, Inc...............         14
         21      *  Pharmacyclics, Inc..............          0
      6,600     b*  Physicians Resource Group,
                      Inc...........................          0
        669     e*  PolyMedica Corp.................         17
      1,227      *  Possis Medical, Inc.............         15
      1,425      *  Pozen, Inc......................          7
        752      *  Practiceworks, Inc..............         14
      3,663      *  Praecis Pharmaceuticals, Inc....         13
        905      *  Prime Medical Services, Inc.....         11

                                       16
                       SEE NOTES TO FINANCIAL STATEMENTS

  SHARES                                              VALUE (000)
  ------                                              -----------
HEALTH CARE--(CONTINUED)
         84      *  Priority Healthcare Corp (Class
                      A)............................   $      2
      1,641      *  Priority Healthcare Corp (Class
                      B)............................         39
      6,300      *  ProcureNet, Inc.................          1
        583      *  Progenics Pharmaceuticals.......          7
      6,391      *  Protein Design Labs, Inc........         69
      3,450      *  Province Healthcare Co..........         77
        329      *  Proxymed, Inc...................          7
      5,200      *  PSS World Medical, Inc..........         42
        553      *  QMed, Inc.......................          5
      1,954      *  Quadramed Corp..................         14
      5,385     e*  Quest Diagnostics, Inc..........        463
      1,846      *  Quidel Corp.....................         13
      8,546      *  Quintiles Transnational Corp....        107
      1,505      *  Quovadx, Inc....................          9
      1,373      *  Radiologix, Inc.................         21
        879      *  Regeneration Technologies.......          5
      2,361      *  Regeneron Pharmaceuticals,
                      Inc...........................         34
      1,200      *  RehabCare Group, Inc............         29
      3,599      *  Renal Care Group, Inc...........        112
      1,110      *  Res-Care, Inc...................          7
      2,239      *  Resmed, Inc.....................         66
      2,200      *  Respironics, Inc................         75
      1,868      *  Ribapharm, Inc..................         17
      1,896      *  Rigel Pharmaceuticals, Inc......          7
        719      *  Rita Medical Systems, Inc.......          7
      1,282      *  Salix Pharmaceuticals Ltd.......         20
      1,158      *  Sangamo Biosciences, Inc........          7
      1,792      *  Sangstat Medical Corp...........         41
    105,161         Schering-Plough Corp............      2,587
      3,297      *  Scios, Inc......................        101
      1,282      *  Seattle Genetics, Inc...........          7
      1,248      *  Select Medical Corp.............         20
      4,980      *  Sepracor, Inc...................         48
      2,670      *  Sequenom, Inc...................          9
      1,524      *  Serologicals Corp...............         28
     21,200      *  Service Corp International......        102
      5,477         SICOR, Inc......................        102
      1,748      *  Sierra Health Services, Inc.....         39
      1,567      *  Sola International, Inc.........         18
        781      *  Sonic Innovations, Inc..........          6
        733      *  SonoSite, Inc...................         11
        598      *  Spacelabs Medical, Inc..........          8
        366      *  Specialty Laboratories, Inc.....          3
      6,366         St. Jude Medical, Inc...........        470
      2,308      *  Stericycle, Inc.................         82
      4,998      *  Steris Corp.....................         96
      7,000      *  Stewart Enterprises, Inc (Class
                      A)............................         45
      9,768      e  Stryker Corp....................        523
      1,300     e*  Sunrise Assisted Living, Inc....         35
      2,113      *  Supergen, Inc...................         15
      1,000      *  SurModics, Inc..................         26
      2,766      *  Sybron Dental Specialties,
                      Inc...........................         51
      1,235      *  Syncor International Corp.......         39
      1,732      *  Tanox, Inc......................         19
      3,000      *  Techne Corp.....................         85
      1,856      *  Telik, Inc......................         23
     23,363         Tenet Healthcare Corp...........      1,672
      3,200      *  Texas Biotechnology Corp........         12
      2,000      *  Theragenics Corp................         17
      1,595      *  Therasense, Inc.................         29
      3,489      *  Thoratec Corp...................         31
         88      *  Transgenomic, Inc...............          0
      2,015      *  Transkaryotic Therapies, Inc....         73
      5,249      *  Triad Hospitals, Inc............        222
      2,318      *  Triangle Pharmaceuticals, Inc...          6
      2,730      *  Trigon Healthcare, Inc..........        275
        953      *  Trimeris, Inc...................         42
      1,583      *  TriPath Imaging, Inc............          7

  SHARES                                              VALUE (000)
  ------                                              -----------
      2,753     e*  Tularik, Inc....................   $     25
      5,273      *  U.S. Oncology, Inc..............         44
        623      *  U.S. Physical Therapy, Inc......         13
      1,341      *  Umilab Corp.....................         37
      1,089      *  United Surgical Partners
                      International, Inc............         34
      1,125     e*  United Therapeutics Corp........         14
     19,335         UnitedHealth Group, Inc.........      1,770
      3,548         Universal Health Services, Inc
                      (Class B).....................        174
        959      *  Urologix, Inc...................         12
         18      *  V.I. Technologies, Inc..........          0
      4,906         Varian Medical Systems, Inc.....        199
      2,133      *  Varian, Inc.....................         70
      1,285      *  VCA Antech, Inc.................         20
        800      *  Ventana Medical Systems, Inc....         18
      4,487         Ventas, Inc.....................         57
         68     e*  Ventiv Health, Inc..............          0
      1,397      *  Versicor, Inc...................         19
      5,181      *  Vertex Pharmaceuticals, Inc.....         84
      1,897      *  Viasys Healthcare, Inc..........         33
      1,500      *  Vical, Inc......................          8
         10      *  Vion Pharmaceuticals, Inc.......          0
      3,466      *  Visx, Inc.......................         38
        400         Vital Signs, Inc................         14
      2,569      *  VitalWorks, Inc.................         21
      2,366      *  Vivus, Inc......................         16
      9,459      *  Waters Corp.....................        253
      7,348      *  Watson Pharmaceuticals, Inc.....        186
      1,445      *  Watson Wyatt & Co Holdings......         35
     21,702      *  WebMD Corp......................        122
     10,457      *  Wellpoint Health Networks,
                      Inc...........................        814
      1,118      *  Women First Healthcare, Inc.....          9
     94,792         Wyeth...........................      4,852
      1,200         X-Rite, Inc.....................         10
        311      *  Young Innovations, Inc..........          7
     14,136      *  Zimmer Holdings, Inc............        504
        600      *  Zoll Medical Corp...............         20
        718      *  Zymogenetics, Inc...............          6
                                                       --------
                    TOTAL HEALTH CARE...............    104,650
                                                       --------
OTHER--2.22%
        684      *  4Kids Entertainment, Inc........         14
      2,600         ABM Industries, Inc.............         45
      1,430      *  Acacia Research Corp............         10
        591     e*  Actrade Financial Technologies
                      Ltd...........................          6
      3,000         Acuity Brands, Inc..............         55
      1,377     e*  Administaff, Inc................         14
      1,359         Advo, Inc.......................         52
      2,971         Alexander & Baldwin, Inc........         76
        400      *  Ambassadors Group, Inc..........          6
      1,800         Banta Corp......................         65
      1,110      *  Bell Microproducts, Inc.........          9
      1,324         Brady Corp (Class A)............         46
        785      *  Bright Horizons Family
                      Solutions, Inc................         26
      3,232      *  Career Education Corp...........        145
        900      *  CDI Corp........................         29
     77,984      e  Cendant Corp....................      1,238
      1,250         Central Parking Corp............         29
      5,700      *  Century Business Services,
                      Inc...........................         19
        529      *  Charles River Associates, Inc...         11
      8,536         Cintas Corp.....................        422
      2,724      *  Corinthian Colleges, Inc........         92
        942      *  Cornell Cos, Inc................         11
      2,661      *  Corporate Executive Board Co....         91
        938      *  CoStar Group, Inc...............         19
        264         Courier Corp....................         11
      3,658         Crane Co........................         93
        589         Curtiss-Wright Corp.............         47
      1,294      *  Daisytek International Corp.....         22
      4,216      *  DeVry, Inc......................         96
     14,600         Dover Corp......................        511

                                       17
                       SEE NOTES TO FINANCIAL STATEMENTS

  SHARES                                              VALUE (000)
  ------                                              -----------
OTHER--(CONTINUED)
      5,644      *  Dun & Bradstreet Corp...........   $    187
         18     e*  Edison Schools, Inc.............          0
      1,768      *  Education Management Corp.......         72
      1,171         Ennis Business Forms, Inc.......         15
        859         Esco Technologies, Inc..........         30
      3,466     e*  Exult, Inc......................         23
        393      *  Fidelity National Information
                      Solutions, Inc................          9
      1,307      *  First Consulting Group, Inc.....         11
      2,900         First Industrial Realty Trust,
                      Inc...........................         95
      1,000      *  Forrester Research, Inc.........         19
     10,813         Fortune Brands, Inc.............        606
        428      *  General Binding Corp............          7
      1,525         Gentiva Health Services, Inc....         14
      2,138      *  Getty Images, Inc...............         47
      4,123      *  Gtech Holdings Corp.............        105
     13,291         H & R Block, Inc................        613
        726      *  Hall Kinion & Associates, Inc...          5
      2,100         Harland (John H.) Co............         59
      1,400      *  Heidrick & Struggles
                      International, Inc............         28
      4,242         HON Industries, Inc.............        115
     58,568         Honeywell International, Inc....      2,063
        675      *  Hotels.Com (Class A)............         29
        200      *  ICT Group, Inc..................          4
      1,967      *  InfoUSA, Inc....................         11
        832         Invision Technologies, Inc......         20
      1,141      *  Itron, Inc......................         30
      6,533         ITT Industries, Inc.............        461
      1,200         Kelly Services, Inc (Class A)...         32
      2,700      *  Korn/Ferry International........         25
      2,950     e*  Labor Ready, Inc................         17
      5,400         Liberty Property Trust..........        189
        287      *  Lifeline Systems, Inc...........          8
      9,760         Loews Corp......................        517
      5,474         Manpower, Inc...................        201
      1,977         Matthews International Corp
                      (Class A).....................         46
        658         Mcgrath Rentcorp................         17
        667      *  Memberworks, Inc................         12
      6,400      *  Metromedia International Group,
                      Inc...........................          0
      9,467         Moody's Corp....................        471
      6,683      *  MPS Group, Inc..................         57
      1,833      *  MSC.Software Corp...............         17
      2,900      *  Navigant Consulting, Inc........         20
      1,346      *  NCO Group, Inc..................         29
        800         New England Business Services,
                      Inc...........................         20
      1,365         Offshore Logistics, Inc.........         33
      3,540         Pentair, Inc....................        170
      3,921         Pittston Brink's Group..........         94
      1,211     e*  Prepaid Legal Services, Inc.....         24
        973      *  ProQuest Co.....................         35
        853         Protection One, Inc.............          2
      1,971      *  R.H. Donnelley Corp.............         55
        394      *  Remedytemp, Inc (Class A).......          7
      1,839      *  Rent-Way, Inc...................         24
        773      *  Right Management Consultants....         20
        840      *  RMH Teleservices, Inc...........          6
     11,215         Robert Half International,
                      Inc...........................        261
      1,081         Rollins, Inc....................         22
      1,104      *  School Specialty, Inc...........         29
     21,732         Servicemaster Co................        298
      4,207      *  Spherion Corp...................         50
      2,783         SPX Corp........................        327
      1,179         Standard Register Co............         40
      1,000         Standex International Corp......         25
        746      *  Startek, Inc....................         20
        529         Strayer Education, Inc..........         34
      9,574         Supervalu, Inc..................        235
      1,600      *  Symyx Technologies, Inc.........         22
     47,679         Sysco Corp......................      1,298

  SHARES                                              VALUE (000)
  ------                                              -----------
        835         Talx Corp.......................   $     16
        600      *  Tejon Ranch Co..................         20
      2,489         Teleflex, Inc...................        142
      2,768      *  Teletech Holdings, Inc..........         27
      8,602         Textron, Inc....................        404
      5,957     e*  TMP Worldwide, Inc..............        128
         16      *  TradeStation Group, Inc.........          0
      5,281      *  U.S. Industries, Inc............         18
        587         Unifirst Corp...................         15
        800      *  Uniroyal Technology Corp........          0
      2,161         United Stationers, Inc..........         66
     33,696         United Technologies Corp........      2,288
      6,376         Viad Corp.......................        166
        600      *  Wackenhut Corrections Corp......          9
      2,013         Walter Industries, Inc..........         27
                                                       --------
                    TOTAL OTHER.....................     16,123
                                                       --------
PRODUCER DURABLES--5.13%
     27,706         3M Co...........................      3,408
      2,289      *  Active Power, Inc...............          8
        659      *  Actuant Corp....................         27
      5,183      *  AGCO Corp.......................        101
        446         Alamo Group, Inc................          7
      9,758      *  Allied Waste Industries, Inc....         94
      1,200         American States Water Co........         32
      3,683         American Water Works Co, Inc....        159
      2,378         Ametek, Inc.....................         89
      1,381         Applied Industrial Technologies,
                      Inc...........................         27
      1,200      *  Astec Industries, Inc...........         19
        400      *  August Technology Corp..........          4
      2,164         Baldor Electric Co..............         55
      1,578         Briggs & Stratton Corp..........         61
      2,384      *  Brooks-PRI Automation, Inc......         61
      1,000         California Water Service
                      Group.........................         25
      5,543      *  Capstone Turbine Corp...........          9
      1,195      *  Casella Waste Systems, Inc
                      (Class A).....................         14
     24,720         Caterpillar, Inc................      1,210
        714         Circor International, Inc.......         12
      1,567      *  Coinstar, Inc...................         38
        881      *  Columbus Mckinnon Corp..........          8
        537         Conectiv (Class A)..............         12
        734      *  Consolidated Graphics, Inc......         14
      3,700     b*  Covanta Energy Corp.............          0
        252      *  CTB International Corp..........          4
      2,503         Cummins, Inc....................         83
      1,000      *  Cuno, Inc.......................         36
      8,043      e  Danaher Corp....................        534
     17,252         Deere & Co......................        826
      3,450      *  Dycom Industries, Inc...........         40
      5,051         Eaton Corp......................        367
     30,212         Emerson Electric Co.............      1,617
      3,259         Federal Signal Corp.............         78
        956      *  Flow International Corp.........          6
      3,277      *  Flowserve Corp..................         98
      4,159      *  FMC Technologies, Inc...........         86
        462         Franklin Electric Co, Inc.......         22
      2,400      *  FuelCell Energy, Inc............         25
      1,072      *  Gardner Denver, Inc.............         21
      2,986         Gatx Corp.......................         90
    711,561         General Electric Co.............     20,671
      2,198      *  Genesis Microchip, Inc..........         18
        870      *  Genlyte Group, Inc..............         35
      1,604      *  Global Power Equipment Group,
                      Inc...........................         16
        539         Gorman-Rupp Co..................         17
      1,629      *  Graphic Packaging International
                      Corp..........................         15
      2,900         Harsco Corp.....................        109
      1,781      *  Headwaters, Inc.................         28
      3,520         Hubbell, Inc (Class B)..........        120
      1,993         Idex Corp.......................         67
     15,937         Illinois Tool Works, Inc........      1,088

                                       18
                       SEE NOTES TO FINANCIAL STATEMENTS

  SHARES                                              VALUE (000)
  ------                                              -----------
PRODUCER DURABLES--(CONTINUED)
      1,291      *  Imagistics International, Inc...   $     28
      1,262      *  Ionics, Inc.....................         31
      3,200         JLG Industries, Inc.............         45
      3,106      *  Joy Global, Inc.................         54
        993      *  Kadant, Inc.....................         16
      1,979         Kaydon Corp.....................         47
      2,288         Kennametal, Inc.................         84
        500         Lawson Products, Inc............         15
      2,311         Lincoln Electric Holdings,
                      Inc...........................         62
        800         Lindsay Manufacturing Co........         19
      1,409      *  Littelfuse, Inc.................         33
      3,185      *  Magna Entertainment Corp (Class
                      A)............................         22
      1,400      *  Magnetek, Inc...................         14
      1,835         Manitowoc Co, Inc...............         65
        300      *  Mechanical Technology, Inc......          0
      1,150         Milacron, Inc...................         12
        565         Mine Safety Appliances Co.......         23
        413         Nacco Industries, Inc (Class
                      A)............................         24
      2,175      *  National Instruments Corp.......         71
      3,924         Navistar International Corp.....        126
      5,171      *  Newpark Resources, Inc..........         38
      1,000         NN, Inc.........................         13
      1,603         Nordson Corp....................         40
      7,839         Paccar, Inc.....................        348
      8,479      e  Parker Hannifin Corp............        405
      4,124         Philadelphia Suburban Corp......         83
      1,200      *  Photon Dynamics, Inc............         36
     17,389         Pitney Bowes, Inc...............        691
      1,182     e*  Plug Power, Inc.................          9
      3,890      *  Power-One, Inc..................         24
      2,028      *  Quanta Services, Inc............         20
      2,306      *  Rayovac Corp....................         43
      1,663         Regal-Beloit Corp...............         40
     11,188      *  Republic Services, Inc..........        213
        400         Richardson Electronics Ltd......          4
        600         Robbins & Myers, Inc............         16
     11,758         Rockwell Automation, Inc........        235
      2,096         Roper Industries, Inc...........         78
        744         Sauer-Danfoss, Inc..............          8
        149         SJW Corp........................         12
        884      *  SPS Technologies, Inc...........         34
        469         Starrett (L.S.) Co (Class A)....         12
      2,032         Stewart & Stevenson Services,
                      Inc...........................         36
        255      *  Strattec Security Corp..........         14
      1,100         Tecumseh Products Co (Class
                      A)............................         58
        700         Tennant Co......................         28
      2,860         Terex Corp......................         64
      3,591      *  Tetra Tech, Inc.................         53
        940      *  Tetra Technologies, Inc.........         25
      3,168      *  Thomas & Betts Corp.............         59
      3,553         Timken Co.......................         79
        900         Toro Co.........................         51
        571      *  TRC Cos, Inc....................         12
        800      *  Trikon Technologies, Inc........          7
      2,620      e  Trinity Industries, Inc.........         54
      2,995      *  Unova, Inc......................         20
        133      *  Valence Technology, Inc.........          0
      1,512         Valhi, Inc......................         24
      1,000         Valmont Industries, Inc.........         20
      2,466         Wabtec Corp.....................         35
      1,992      *  Waste Connections, Inc..........         62
     41,509         Waste Management, Inc...........      1,081
      1,100         Watts Industries, Inc (Class
                      A)............................         22
      5,609         WW Grainger, Inc................        281
     52,342     e*  Xerox Corp......................        365
                                                       --------
                    TOTAL PRODUCER DURABLES.........     37,254
                                                       --------

  SHARES                                              VALUE (000)
  ------                                              -----------
TECHNOLOGY--15.11%
     25,642      *  3Com Corp.......................   $    113
      1,000      *  3D Systems Corp.................         12
        800   b,e*  ACT Manufacturing, Inc..........          0
      1,556      *  Actel Corp......................         33
      1,924     e*  Acterna Corp....................          1
      2,904      *  Activision, Inc.................         84
      3,042      *  Actuate Corp....................         14
      5,809      *  Acxiom Corp.....................        102
      7,709      *  Adaptec, Inc....................         61
     57,229      *  ADC Telecommunications, Inc.....        131
        700      *  ADE Corp........................          8
     17,167         Adobe Systems, Inc..............        489
      1,523      *  Adtran, Inc.....................         29
      4,600      *  Advanced Digital Information
                      Corp..........................         39
      1,193      *  Advanced Energy Industries,
                      Inc...........................         26
      5,941      *  Advanced Fibre Communications,
                      Inc...........................         98
     24,808         Advanced Micro Devices, Inc.....        241
        395      *  Advanced Power Technology,
                      Inc...........................          6
      2,472     e*  Advent Software, Inc............         64
      4,300      *  Aeroflex, Inc...................         30
      2,600      *  Aether Systems, Inc.............          8
      6,976      *  Affiliated Computer Services,
                      Inc (Class A).................        331
     46,506      *  Agere Systems, Inc (Class A)....         65
     70,248      *  Agere Systems, Inc (Class B)....        111
      2,666      *  Agile Software Corp.............         19
     33,422      *  Agilent Technologies, Inc.......        790
      6,963     e*  Akamai Technologies, Inc........          9
      4,308      *  Alliance Data Systems Corp......        110
      1,895      *  Alliance Semiconductor Corp.....         13
      2,156      *  Alloy, Inc......................         31
     27,642      *  Altera Corp.....................        376
        360      *  Altiris, Inc....................          2
          5      *  America Online Latin America,
                      Inc (Class A).................          0
      2,922      *  American Management Systems,
                      Inc...........................         56
     11,905      *  American Power Conversion
                      Corp..........................        150
      1,600      *  American Superconductor Corp....          9
      6,298      *  Amkor Technology, Inc...........         39
      1,398      *  Amphenol Corp (Class A).........         50
      2,400      *  Anadigics, Inc..................         20
     26,278      *  Analog Devices, Inc.............        780
        477         Analogic Corp...................         23
      1,600      *  Anaren Microwave, Inc...........         14
      5,887      *  Andrew Corp.....................         84
      2,198      *  Anixter International, Inc......         52
         48      *  Ansoft Corp.....................          0
      3,349      *  Answerthink, Inc................         13
      1,047      *  Ansys, Inc......................         21
      1,079      *  Anteon International Corp.......         27
      1,700      *  APAC Customer Services, Inc.....         10
     25,831      *  Apple Computer, Inc.............        458
    117,466      *  Applied Materials, Inc..........      2,234
     21,350      *  Applied Micro Circuits Corp.....        101
      2,100         Arbitron, Inc...................         66
     19,021     e*  Ariba, Inc......................         61
      4,429      *  Arris Group, Inc................         19
      7,292         Arrow Electronics, Inc..........        151
         29      *  Art Technology Group, Inc.......          0
      2,137      *  Artesyn Technologies, Inc.......         14
        900      *  Artisan Components, Inc.........          8
     19,684      *  Ascential Software Corp.........         55
      1,946     e*  Asiainfo Holdings, Inc..........         26
      4,000      *  Aspect Communications Corp......         13
      2,555      *  Aspen Technology, Inc...........         21
      1,323     e*  Astropower, Inc.................         26
      2,600      *  Asyst Technologies, Inc.........         53
      1,509      *  At Road, Inc....................          9
     29,584      *  Atmel Corp......................        185
      1,950     e*  ATMI, Inc.......................         44

                                       19
                       SEE NOTES TO FINANCIAL STATEMENTS

  SHARES                                              VALUE (000)
  ------                                              -----------
TECHNOLOGY--(CONTINUED)
      1,206      *  Audiovox Corp (Class A).........   $     10
      3,311      *  Auspex Systems, Inc.............          1
      8,258         Autodesk, Inc...................        109
     44,351         Automatic Data Processing,
                      Inc...........................      1,931
      4,177      *  Avanex Corp.....................          8
     26,003      *  Avaya, Inc......................        129
      2,497      *  Avenue A, Inc...................          9
      1,792      *  Avid Technology, Inc............         17
      8,146      *  Avnet, Inc......................        179
      2,998      *  Avocent Corp....................         48
      3,822         AVX Corp........................         62
         44      *  Aware, Inc......................          0
      7,081      *  Axcelis Technologies, Inc.......         80
      1,500      *  AXT, Inc........................         12
      1,152      *  Barra, Inc......................         43
     25,946      *  BEA Systems, Inc................        247
        786         BEI Technologies, Inc...........          9
        674         Bel Fuse, Inc (Class B).........         18
      1,712         Belden, Inc.....................         36
      1,637      *  Benchmark Electronics, Inc......         47
      7,962      *  Bisys Group, Inc................        265
      1,500      *  Black Box Corp..................         61
         23         BMC Industries, Inc.............          0
     17,480      *  BMC Software, Inc...............        290
      4,105      *  Borland Software Corp...........         42
        924      *  Boston Communications Group.....          7
         24      *  Braun Consulting, Inc...........          0
        592      *  Brightpoint, Inc................          2
     14,113      *  Broadcom Corp (Class A).........        248
     15,800     e*  BroadVision, Inc................          5
     16,802      *  Brocade Communications Systems,
                      Inc...........................        294
      2,000         C&D Technologies, Inc...........         36
      3,175      *  Cable Design Technologies
                      Corp..........................         33
      1,796      *  CACI International, Inc (Class
                      A)............................         69
     18,338      *  Cadence Design Systems, Inc.....        296
        700      *  Caminus Corp....................          4
      1,340      *  Carreker Corp...................         15
         27      *  Carrier Access Corp.............          0
        300      *  Catapult Communications Corp....          7
      2,266      *  C-COR.net Corp..................         16
         11      *  Celeritek, Inc..................          0
      1,843      *  Centillium Communications,
                      Inc...........................         16
     10,628      *  Ceridian Corp...................        202
      4,679      *  Certegy, Inc....................        174
      4,500      *  Checkfree Corp..................         70
      2,315         Checkpoint Systems, Inc.........         27
      3,036      *  ChipPAC, Inc....................         19
      2,100      *  Chordiant Software, Inc.........          4
      3,700      *  Ciber, Inc......................         27
     27,122      *  CIENA Corp......................        114
      5,224      *  Cirrus Logic, Inc...............         39
    524,494      *  Cisco Systems, Inc..............      7,317
     13,123      *  Citrix Systems, Inc.............         79
        524      *  Clearone Communications, Inc....          8
      8,299      *  CNET Networks, Inc..............         17
      2,394      *  Cognex Corp.....................         48
        600      *  Cognizant Technology Solutions
                      Corp..........................         32
      1,500         Cohu, Inc.......................         26
      3,800      *  Commscope, Inc..................         48
      1,641      *  Compucom Systems, Inc...........          6
     32,833         Computer Associates
                      International, Inc............        522
      2,259      *  Computer Horizons Corp..........         11
      2,075      *  Computer Network Technology
                      Corp..........................         13
     11,677         Computer Sciences Corp..........        558
     24,075      *  Compuware Corp..................        146
        200         Compx International, Inc........          3
     13,518      *  Comverse Technology, Inc........        125
      1,700      *  Concord Camera Corp.............          9

  SHARES                                              VALUE (000)
  ------                                              -----------
      1,145      *  Concord Communications, Inc.....   $     19
     36,705      *  Concord EFS, Inc................      1,106
      4,500      *  Concurrent Computer Corp........         21
     18,598      *  Conexant Systems, Inc...........         30
      1,400      *  Convera Corp....................          3
     12,450      *  Convergys Corp..................        243
        573      *  CoorsTek, Inc...................         18
     69,033      *  Corning, Inc....................        245
        157      *  CoSine Communications, Inc......          0
      1,384      *  Covansys Corp...................          8
      2,947      *  Cray, Inc.......................         13
      4,346      *  Credence Systems Corp...........         77
      5,299     e*  Cree, Inc.......................         70
      3,793      *  CSG Systems International,
                      Inc...........................         73
      2,100         CTS Corp........................         25
      1,200         Cubic Corp......................         28
      2,443      *  Cymer, Inc......................         86
      8,834      *  Cypress Semiconductor Corp......        134
      1,000      *  Daktronics, Inc.................         10
      1,300      *  Datastream Systems, Inc.........          9
      3,000      *  DDI Corp........................          3
      2,278      *  dELiA*s Corp (Class A)..........         12
    161,883      *  Dell Computer Corp..............      4,232
      4,678         Deluxe Corp.....................        182
      1,448      *  DiamondCluster International,
                      Inc (Class A).................          9
      5,272         Diebold, Inc....................        196
        102      *  Digex, Inc......................          0
        703      *  Digimarc Corp...................          7
      2,000      *  Digital Insight Corp............         33
      1,928      *  Digital River, Inc..............         18
        864      *  Digitalthink, Inc...............          1
        600      *  Digitas, Inc....................          3
         45      *  Ditech Communications Corp......          0
      6,000      *  DMC Stratex Networks, Inc.......         12
        567      *  Docucorp International, Inc.....          6
      2,800      *  Documentum, Inc.................         34
      8,500      *  DoubleClick, Inc................         63
        607      *  Drexler Technology Corp.........         13
      1,939      *  DSP Group, Inc..................         38
      8,619      *  DST Systems, Inc................        394
        859      *  Dupont Photomasks, Inc..........         28
        100      *  Duraswitch Industries, Inc......          1
      4,538      *  E.piphany, Inc..................         20
      8,828      *  Earthlink, Inc..................         59
      1,800     e*  Echelon Corp....................         23
      1,002         EDO Corp........................         29
      3,401      *  eFunds Corp.....................         32
      2,000      *  Electro Scientific Industries,
                      Inc...........................         49
      1,600      *  Electroglas, Inc................         16
      8,681      *  Electronic Arts, Inc............        573
     34,527         Electronic Data Systems Corp....      1,283
      3,900      *  Electronics For Imaging, Inc....         62
        900     e*  Embarcadero Technologies, Inc...          6
    159,600         EMC Corp........................      1,205
      1,702      *  Emcore Corp.....................         10
        756      *  EMS Technologies, Inc...........         16
      5,923      *  Emulex Corp.....................        133
      3,600     e*  Engage, Inc.....................          0
      3,302      *  Entegris, Inc...................         48
     11,627      *  Enterasys Networks, Inc.........         21
      3,500      *  Entrust, Inc....................         10
        737      *  EPIQ Systems, Inc...............         13
     10,510         Equifax, Inc....................        284
      1,565      *  Espeed, Inc (Class A)...........         17
      2,200     e*  ESS Technology, Inc.............         39
      1,492      *  Esterline Technologies Corp.....         34
      2,800      *  Exar Corp.......................         55
        600      *  Excel Technology, Inc...........         13
      7,347      *  Extreme Networks, Inc...........         72

                                       20
                       SEE NOTES TO FINANCIAL STATEMENTS

  SHARES                                              VALUE (000)
  ------                                              -----------
TECHNOLOGY--(CONTINUED)
      1,594      *  F5 Networks, Inc................   $     16
      2,346      e  Fair, Isaac & Co, Inc...........         77
      8,179      *  Fairchild Semiconductor
                      International, Inc (Class
                      A)............................        199
      2,479     e*  FalconStor Software, Inc........         10
      1,709      *  FEI Co..........................         42
      2,304     e*  Fibercore, Inc..................          1
      2,523      *  Filenet Corp....................         37
      9,210     e*  Finisar Corp....................         22
     54,655         First Data Corp.................      2,033
     13,812      *  Fiserv, Inc.....................        507
      1,071      *  Flir Systems, Inc...............         45
      6,278      *  Foundry Networks, Inc...........         44
      2,724     e*  Freemarkets, Inc................         38
      2,000      *  FSI International, Inc..........         15
     12,739      *  Gateway, Inc....................         57
      2,400         General Cable Corp..............         15
        442      *  Gerber Scientific, Inc..........          2
        500      *  Global Imaging Systems, Inc.....          9
      2,624         Global Payments, Inc............         78
        210      *  Globalscape, Inc................          0
      8,569      *  Globespan Virata, Inc...........         33
      4,100      *  GrafTech International Ltd......         50
      2,046      *  Griffon Corp....................         37
        139      *  GTC Biotherapeutics, Inc........          0
      3,033     e*  Handspring, Inc.................          5
      4,036      *  Harmonic, Inc...................         15
      4,475         Harris Corp.....................        162
      1,700         Helix Technology Corp...........         35
      4,897         Henry (Jack) & Associates,
                      Inc...........................         82
    193,561         Hewlett-Packard Co..............      2,958
          5      *  HI/FN, Inc......................          0
      2,425      *  HNC Software, Inc...............         40
        652      *  HPL Technologies, Inc...........         10
      1,800      *  Hutchinson Technology, Inc......         28
      2,432      *  Hypercom Corp...................         19
      2,430      *  Hyperion Solutions Corp.........         44
     20,390      *  i2 Technologies, Inc............         30
      2,689      *  Identix, Inc....................         20
      1,449      *  iGate Corp......................          7
        700      *  Ii-Vi, Inc......................         10
     10,809         Ikon Office Solutions, Inc......        102
      2,523      *  Imation Corp....................         75
        736      *  Indus International, Inc........          2
        900      *  Inet Technologies, Inc..........          6
      2,671      *  InFocus Corp....................         31
        403      *  Infogrames, Inc.................          1
      4,516      *  Infonet Services Corp (Class
                      B)............................         11
      4,284      *  Informatica Corp................         30
      1,989      *  Information Resources, Inc......         19
        461      *  Inforte Corp....................          5
      5,882      *  Ingram Micro, Inc (Class A).....         81
      9,219      *  Inktomi Corp....................          8
        600     e*  Inrange Technologies Corp (Class
                      B)............................          3
        692      *  Integral Systems, Inc...........         15
      3,402      *  Integrated Circuit Systems,
                      Inc...........................         69
      7,633      *  Integrated Device Technology,
                      Inc...........................        138
    479,093         Intel Corp......................      8,753
        900      *  Intercept, Inc..................         19
      3,915      *  Interdigital Communications
                      Corp..........................         35
      3,600      *  Intergraph Corp.................         63
      8,760      *  Interland, Inc..................         30
        991      *  Intermagnetics General Corp.....         20
     10,936     e*  Internap Network Services
                      Corp..........................          3
    122,557         International Business Machines
                      Corp..........................      8,824
      4,651      *  International Rectifier Corp....        136
     13,980      *  Internet Capital Group, Inc.....          4
      2,744      *  Internet Security Systems,
                      Inc...........................         36

  SHARES                                              VALUE (000)
  ------                                              -----------
      8,641      *  Intersil Corp (Class A).........   $    185
      1,600         Inter-Tel, Inc..................         27
      5,317      *  Intertrust Technologies Corp....         16
         91     e*  InterVoice-Brite, Inc...........          0
      7,538      *  Interwoven, Inc.................         23
      1,058      *  Intrado, Inc....................         20
     13,697      *  Intuit, Inc.....................        681
      3,955      *  Iomega Corp.....................         51
      4,445      *  Iron Mountain, Inc..............        137
      1,367      *  ITXC Corp.......................          7
      1,548      *  Ixia............................          9
        700      *  IXYS Corp.......................          4
      7,365      *  J.D. Edwards & Co...............         89
        359      *  j2 Global Communications, Inc...          6
     11,280      *  Jabil Circuit, Inc..............        238
      1,953      *  JDA Software Group, Inc.........         55
     87,758      *  JDS Uniphase Corp...............        234
          9      *  JNI Corp........................          0
     20,863      *  Juniper Networks, Inc...........        118
      4,227         Keane, Inc......................         52
        600         Keithley Instruments, Inc.......          9
      6,207      *  Kemet Corp......................        111
      1,731      *  Keynote Systems, Inc............         13
      1,396      *  Kforce, Inc.....................          8
     13,634      *  KLA-Tencor Corp.................        600
      4,991      *  Kopin Corp......................         33
     10,258      *  KPMG Consulting, Inc............        152
      1,468      *  Kronos, Inc.....................         45
      3,600      *  Kulicke & Soffa Industries,
                      Inc...........................         45
      9,192      *  Lam Research Corp...............        165
      2,928      *  Lantronix, Inc..................          2
      6,194      *  Lattice Semiconductor Corp......         54
      1,010      *  Lawson Software, Inc............          6
        753      *  Learning Tree International,
                      Inc...........................         14
        517      *  Lecroy Corp.....................          6
      6,268      *  Legato Systems, Inc.............         23
      2,300      *  Lexar Media, Inc................         10
        591      *  Lexent, Inc.....................          1
      9,394      *  Lexmark International, Inc......        511
      7,622      *  Liberate Technologies...........         20
      2,034      *  Lightbridge, Inc................         17
     22,860         Linear Technology Corp..........        718
      4,921      *  Looksmart Ltd...................         10
     26,635      *  LSI Logic Corp..................        233
      3,416      *  LTX Corp........................         49
    246,713      *  Lucent Technologies, Inc........        410
      4,400      *  Macromedia, Inc.................         39
      3,052      *  Macrovision Corp................         40
      1,332      *  Magma Design Automation, Inc....         22
      2,621      *  Mail-Well, Inc..................         14
      1,369      *  Manhattan Associates, Inc.......         44
        519      *  Mantech International Corp
                      (Class A).....................         12
      1,100     e*  Manufacturers Services Ltd......          5
      4,273      *  Manugistics Group, Inc..........         26
      1,033      *  MAPICS, Inc.....................          6
      1,100      *  Mapinfo Corp....................         10
      1,446      *  Mastec, Inc.....................         11
      3,375      *  Matrixone, Inc..................         20
     23,150      *  Maxim Integrated Products,
                      Inc...........................        887
     14,340      *  Maxtor Corp.....................         65
        841      *  Mcafee.Com Corp.................         12
      4,553      *  McData Corp (Class A)...........         40
      1,400      *  MCSi, INC.......................         16
      1,462      *  MEMC Electronic Materials,
                      Inc...........................          7
      4,700      *  Mentor Graphics Corp............         67
      1,540      *  Mercury Computer Systems, Inc...         32
      5,543      *  Mercury Interactive Corp........        127
        940      *  Merix Corp......................          8
      1,900      *  MetaSolv, Inc...................          7

                                       21
                       SEE NOTES TO FINANCIAL STATEMENTS

  SHARES                                              VALUE (000)
  ------                                              -----------
TECHNOLOGY--(CONTINUED)
      3,000      *  Metawave Communications Corp....   $      1
      2,500         Methode Electronics, Inc (Class
                      A)............................         32
      2,575      *  Mettler-Toledo International,
                      Inc...........................         95
      4,564      *  Micrel, Inc.....................         66
        746      *  Micro General Corp..............         12
     14,449      *  Microchip Technology, Inc.......        396
      5,400      *  Micromuse, Inc..................         24
     39,275         Micron Technology, Inc..........        794
      2,114         Microsemi Corp..................         14
    320,624      *  Microsoft Corp..................     17,538
         16     e*  MicroStrategy, Inc (Class A)....          0
      3,137     e*  Microtune, Inc..................         28
      2,110     e*  MIPS Technologies, Inc (Class
                      A)............................         13
        582      *  MIPS Technologies, Inc (Class
                      B)............................          3
      1,655     e*  MKS Instruments, Inc............         33
      9,475         Molex, Inc......................        318
      1,289      *  Monolithic System Technology,
                      Inc...........................         14
    162,463         Motorola, Inc...................      2,343
      1,100      *  MRO Software, Inc...............         13
      5,858      *  MRV Communications, Inc.........          9
      1,508         MTS Systems Corp................         19
        500      *  Nanometrics, Inc................          8
        360      *  Nassda Corp.....................          4
        500      *  National Processing, Inc........         13
     13,071      *  National Semiconductor Corp.....        381
        872      *  Navigant International, Inc.....         13
      5,970      *  NCR Corp........................        207
      2,331         NDCHealth Corp..................         65
      1,200      *  Net2Phone, Inc..................          5
      1,742      *  Netegrity, Inc..................         11
      2,845      *  NETIQ Corp......................         64
      2,862      *  Netro Corp......................          7
      1,000      *  Netscout Systems, Inc...........          7
        722      *  Netscreen Technologies, Inc.....          7
     21,573     e*  Network Appliance, Inc..........        268
     10,572      *  Network Associates, Inc.........        204
      4,791      *  New Focus, Inc..................         14
      2,716      *  Newport Corp....................         43
      1,500      *  Next Level Communications,
                      Inc...........................          2
      1,732      *  NIC, Inc........................          3
        108      *  NMS Communications Corp.........          0
          1     e*  Northfield Laboratories, Inc....          0
      1,000      *  Novadigm, Inc...................          7
      1,900     e*  Novatel Wireless, Inc...........          1
     25,905      *  Novell, Inc.....................         83
     10,444      *  Novellus Systems, Inc...........        355
      1,400      *  Nu Horizons Electronics Corp....         12
      1,939      *  Nuance Communications, Inc......          8
      1,360      *  Numerical Technologies, Inc.....          5
      9,004      *  Nvidia Corp.....................        155
      1,700     e*  NYFIX, Inc......................         14
      4,021      *  Oak Technology, Inc.............         18
      1,426      *  Omnivision Technologies, Inc....         20
      2,400      *  ON Semiconductor Corp...........          5
      2,900      *  Onyx Software Corp..............         10
     12,637      *  Openwave Systems, Inc...........         71
      8,470      *  Oplink Communications, Inc......          6
        600      *  Opnet Technologies, Inc.........          5
    295,127      *  Oracle Corp.....................      2,795
        547      *  Overland Data, Inc..............          9
      3,672      *  Overture Services, Inc..........         92
      1,600      *  Packeteer, Inc..................          7
     41,772      *  Palm, Inc.......................         74
      1,975      *  Paradyne Networks, Inc..........          8
     18,964      *  Parametric Technology Corp......         65
      1,250         Park Electrochemical Corp.......         33
      2,814      *  Paxar Corp......................         47
      2,900      *  Paxson Communications Corp......         16

  SHARES                                              VALUE (000)
  ------                                              -----------
     23,577         Paychex, Inc....................   $    738
      1,347      *  PC-Tel, Inc.....................          9
        860      *  PDF Solutions, Inc..............          6
        603      *  PEC Solutions, Inc..............         14
        790      *  PECO II, Inc....................          3
      1,800      *  Pegasus Solutions, Inc..........         32
        438      *  Pegasystems, Inc................          4
     19,809      *  Peoplesoft, Inc.................        295
     13,846      *  Peregrine Systems, Inc..........          4
      1,447      *  Pericom Semiconductor Corp......         17
      4,935      *  Perot Systems Corp (Class A)....         54
      1,700      *  Phoenix Technologies Ltd........         17
      1,900      *  Photronics, Inc.................         36
      2,158         Pioneer-Standard Electronics,
                      Inc...........................         22
      2,318      *  Pixelworks, Inc.................         19
        904      *  Planar Systems, Inc.............         17
      2,717      *  Plantronics, Inc................         52
      3,100      *  Plexus Corp.....................         56
      1,200      *  PLX Technology, Inc.............          5
     11,997      *  PMC-Sierra, Inc.................        111
      7,206      *  Polycom, Inc....................         86
      1,400      *  Pomeroy Computer Resources,
                      Inc...........................         20
      7,300      *  Portal Software, Inc............          5
        458      *  Powell Industries, Inc..........         11
      1,813      *  Power Integrations, Inc.........         32
      4,709      *  Powerwave Technologies, Inc.....         43
      2,566     e*  PRG-Schultz International,
                      Inc...........................         32
      1,500      *  Probusiness Services, Inc.......         22
      2,252      *  Progress Software Corp..........         33
      1,742      *  Proton Energy Systems...........          6
      8,578      *  Proxim Corp (Class A)...........         26
      3,398      *  PTEK Holdings, Inc..............         20
      6,407      *  QLogic Corp.....................        244
      1,050      *  QRS Corp........................          8
     55,217      *  Qualcomm, Inc...................      1,518
      9,635      *  Quantum Corp....................         40
      2,634     e*  Quest Software, Inc.............         38
        449         Quixote Corp....................          8
      1,238      *  Radiant Systems, Inc............         16
      1,200      *  Radisys Corp....................         14
      1,700      *  Rainbow Technologies, Inc.......          8
      3,114      *  Raindance Communications, Inc...         18
      6,100      *  Rambus, Inc.....................         25
     12,875      *  Rational Software Corp..........        106
      8,725      *  Read-Rite Corp..................          4
      6,483      *  RealNetworks, Inc...............         26
      8,148      *  Red Hat, Inc....................         48
      9,518     e*  Redback Networks, Inc...........         17
      2,049      *  Register.Com, Inc...............         16
        781      *  Renaissance Learning, Inc.......         16
        700     e*  Research Frontiers, Inc.........         10
      3,716      *  Retek, Inc......................         90
      4,960         Reynolds & Reynolds Co (Class
                      A)............................        139
     10,306      *  RF Micro Devices, Inc...........         79
      8,816      *  Riverstone Networks, Inc........         28
      1,100      *  Rogers Corp.....................         30
      1,418     e*  Roxio, Inc......................         10
      3,307      *  RSA Security, Inc...............         16
        688      *  Rudolph Technologies, Inc.......         17
      5,099      *  S1 Corp.........................         38
      9,000      *  Safeguard Scientifics, Inc......         18
      1,900      *  Saga Systems, Inc Escrow........          0
        982      *  Sanchez Computer Associates,
                      Inc...........................          4
      4,357      *  Sandisk Corp....................         54
     37,735      *  Sanmina-SCI Corp................        238
      5,900      *  Sapient Corp....................          6
      1,000      *  SBS Technologies, Inc...........         12
      3,746      *  Scansoft, Inc...................         28
        349      *  Scansource, Inc.................         21

                                       22
                       SEE NOTES TO FINANCIAL STATEMENTS

  SHARES                                              VALUE (000)
  ------                                              -----------
TECHNOLOGY--(CONTINUED)
     11,310         Scientific-Atlanta, Inc.........   $    186
      1,124      *  SCM Microsystems, Inc...........         15
      1,500      *  Seachange International, Inc....         13
     16,448      *  Seagate Technology, Inc.........          0
      2,100      *  Secure Computing Corp...........         16
      3,749      *  Seebeyond Technology Corp.......         12
          5      *  Selectica, Inc..................          0
      1,100      *  Semitool, Inc...................          9
      4,407      *  Semtech Corp....................        118
      1,206      *  Serena Software, Inc............         17
        234         Shenandoah Telecom Co...........         13
     28,062      *  Siebel Systems, Inc.............        399
     13,958      *  Silicon Graphics, Inc...........         41
      4,000      *  Silicon Image, Inc..............         24
      1,654     e*  Silicon Laboratories, Inc.......         45
      5,900      *  Silicon Storage Technology,
                      Inc...........................         46
        500      *  Siliconix, Inc..................         14
        517      *  Simpletech, Inc.................          2
        674      *  Simplex Solutions, Inc..........          9
      1,800      *  Sipex Corp......................          9
      3,700      *  Sitel Corp......................         12
     59,249      *  Solectron Corp..................        364
      2,000      *  Somera Communications, Inc......         14
      6,172     e*  SONICblue, Inc..................          6
      3,546      *  SonicWALL, Inc..................         18
     12,965      *  Sonus Networks, Inc.............         26
      1,062      *  Sourcecorp......................         28
      1,100      *  Spectralink Corp................         12
        841     e*  Spectrian Corp..................          9
      1,766      *  SpeechWorks International,
                      Inc...........................          6
      1,936      *  Speedfam-Ipec, Inc..............         10
        900      *  SPSS, Inc.......................         14
        362      *  Sra International, Inc (Class
                      A)............................         10
        566      *  SS&C Technologies, Inc..........          8
      1,100      *  Standard Microsystems Corp......         26
      4,700      *  Starbase Corp...................          1
      7,639      *  Storage Technology Corp.........        122
      4,277      *  StorageNetworks, Inc............          8
      4,627      *  Stratos Lightwave, Inc..........          7
    233,332      *  Sun Microsystems, Inc...........      1,169
     20,370      *  Sungard Data Systems, Inc.......        539
        179      *  Suntron Corp....................          2
        745      *  Supertex, Inc...................         13
        111      *  Supportsoft, Inc................          0
        804     e*  Surebeam Corp (Class A).........          4
        956         Surewest Communications.........         51
      6,682      *  Sybase, Inc.....................         70
     11,448      *  Sycamore Networks, Inc..........         44
      1,700      *  Sykes Enterprises, Inc..........         13
     10,346     e*  Symantec Corp...................        340
     16,519         Symbol Technologies, Inc........        140
         71      *  Symmetricom, Inc................          0
        360      *  Synaptics, Inc..................          3
      5,420      *  Synopsys, Inc...................        297
      1,200      *  Synplicity, Inc.................          5
        403      *  Syntel, Inc.....................          5
        358      *  Sypris Solutions, Inc...........          7
      2,600      *  Systems & Computer Technology
                      Corp..........................         35
      2,700     e*  Take-Two Interactive Software,
                      Inc...........................         56
      3,656      *  Tech Data Corp..................        138
      2,506         Technitrol, Inc.................         58
      3,400      *  Tekelec.........................         27
      6,128      *  Tektronix, Inc..................        115
     29,864      *  Tellabs, Inc....................        185
      5,597      *  Tellium, Inc....................          5
     13,333      *  Teradyne, Inc...................        313
      4,400     e*  Terayon Communication Systems,
                      Inc...........................          6

  SHARES                                              VALUE (000)
  ------                                              -----------
    124,377         Texas Instruments, Inc..........   $  2,948
      1,558      *  Therma-Wave, Inc................         18
     12,409         Thermo Electron Corp............        205
      1,600      *  Three-Five Systems, Inc.........         18
      5,754      *  Tibco Software, Inc.............         32
      1,039      *  Tier Technologies, Inc (Class
                      B)............................         19
      4,849      *  Titan Corp......................         89
      1,300     e*  Tivo, Inc.......................          5
      1,000      *  Tollgrade Communications, Inc...         15
      2,717         Total System Services, Inc......         51
      7,500      *  Touch America Holdings, Inc.....         21
      2,287      *  Transaction Systems Architects,
                      Inc (Class A).................         27
      7,764      *  Transmeta Corp..................         18
         26      *  Transwitch Corp.................          0
      1,800      *  Trimble Navigation Ltd..........         28
        526      *  Tripos, Inc.....................         11
      9,492      *  Triquint Semiconductor, Inc.....         61
      2,119      *  Trizetto Group, Inc.............         18
      1,025      *  TTM Technologies, Inc...........          5
      2,000      *  Turnstone Systems, Inc..........          9
        900     b*  U.S. Wireless Corp..............          0
        640      *  Ulticom, Inc....................          4
        791     e*  Ultimate Electronics, Inc.......         20
      1,608      *  Ultratech Stepper, Inc..........         26
     23,377      *  Unisys Corp.....................        210
        688         United Industrial Corp..........         15
      1,496      *  United Online, Inc..............         18
      3,500      *  Universal Access Global
                      Holdings, Inc.................          1
      1,200      *  Universal Display Corp..........         10
      4,472      *  Utstarcom, Inc..................         90
      4,946      *  Valueclick, Inc.................         16
      2,211      *  Varian Semiconductor Equipment
                      Associates, Inc...............         75
      1,820      *  Veeco Instruments, Inc..........         42
        325      *  Verint Systems, Inc.............          4
     16,183      *  VeriSign, Inc...................        116
     29,446      *  Veritas Software Corp...........        583
      1,614      *  Verity, Inc.....................         18
      2,601      *  Vialta, Inc (Class A)...........          2
      3,900     e*  Viasystems Group, Inc...........          0
      1,471      *  Vicor Corp......................         10
      2,700      *  Viewpoint Corp..................         13
     16,948      *  Vignette Corp...................         33
        739      *  Virage Logic Corp...............         10
        348         Virco Manufacturing Corp........          5
     11,480      *  Vishay Intertechnology, Inc.....        253
        428     e*  Visual Networks, Inc............          1
     14,636      *  Vitesse Semiconductor Corp......         46
      5,100      *  Vitria Technology, Inc..........          5
        572      *  Volt Information Sciences,
                      Inc...........................         14
      2,766         Wallace Computer Services,
                      Inc...........................         59
      1,600      *  WatchGuard Technologies, Inc....          8
        225      *  Wave Systems Corp (Class A).....          0
      1,666     e*  WebEx Communications, Inc.......         26
      3,244      *  webMethods, Inc.................         32
      1,479      *  Websense, Inc...................         38
      1,000      *  Wesco International, Inc........          6
     13,900      *  Western Digital Corp............         45
      1,260      *  White Electronic Designs Corp...          9
      1,507      *  Wilson Greatbatch Technologies,
                      Inc...........................         38
      4,910      *  Wind River Systems, Inc.........         25
      1,700      *  Wireless Facilities, Inc........          8
      1,000      *  Witness Systems, Inc............          7
        800         Woodhead Industries, Inc........         14
      1,429      *  Xicor, Inc......................          6
     24,157      *  Xilinx, Inc.....................        542
      1,770      *  Zebra Technologies Corp (Class
                      A)............................         85
        247      e  Zixit Corp......................          1

                                       23
                       SEE NOTES TO FINANCIAL STATEMENTS

  SHARES                                              VALUE (000)
  ------                                              -----------
TECHNOLOGY--(CONTINUED)
      1,950      *  Zoran Corp......................   $     45
      1,200      *  Zygo Corp.......................         10
                                                       --------
                    TOTAL TECHNOLOGY................    109,831
                                                       --------
TRANSPORTATION--1.35%
      3,500         Airborne, Inc...................         67
      4,500      *  Airtran Holdings, Inc...........         24
      1,734      *  Alaska Air Group, Inc...........         45
         36     e*  America West Holdings Corp
                      (Class B).....................          0
     11,353      e  AMR Corp........................        192
      1,500      *  Arkansas Best Corp..............         38
      2,900      *  Atlantic Coast Airlines
                      Holdings, Inc.................         63
      1,200      *  Atlas Air Worldwide Holdings,
                      Inc...........................          4
      2,566      *  BE Aerospace, Inc...............         34
     27,578         Burlington Northern Santa Fe
                      Corp..........................        827
      4,824         C.H. Robinson Worldwide, Inc....        162
      3,258         CNF, Inc........................        124
        918      *  Consolidated Freightways Corp...          3
      4,581      *  Continental Airlines, Inc (Class
                      B)............................         72
        424      *  Covenant Transport, Inc (Class
                      A)............................          9
     15,370         CSX Corp........................        539
      8,890         Delta Air Lines, Inc............        178
      2,500      *  EGL, Inc........................         43
      6,894         Expeditors International Of
                      Washington, Inc...............        229
      2,161      *  Express Jet Holdings, Inc.......         28
     21,436         Fedex Corp......................      1,145
      1,140         Florida East Coast Industries,
                      Inc (Class A).................         29
        826      *  Forward Air Corp................         27
      2,150      *  Frontier Airlines, Inc..........         17
        835      *  Genesee & Wyoming, Inc (Class
                      A)............................         19
      2,145      *  Heartland Express, Inc..........         51
      1,500      *  Hunt (J.B.) Transport Services,
                      Inc...........................         44
        421      *  Jetblue Airways Corp............         19
      4,350      *  Kansas City Southern Industries,
                      Inc...........................         74
      1,689      *  Knight Transportation, Inc......         39
        657      *  Landstar System, Inc............         70
      2,151      *  Mesa Air Group, Inc.............         20
        600      *  Mesaba Holdings, Inc............          4
        841      *  Midwest Express Holdings, Inc...         11
     27,943         Norfolk Southern Corp...........        653
      3,871      *  Northwest Airlines Corp.........         47
      1,962         Overseas Shipholding Group,
                      Inc...........................         41
        221      *  P.A.M. Transportation
                      Services......................          5
      2,321      *  Railamerica, Inc................         25
        877         Roadway Corp....................         32
      4,084         Ryder System, Inc...............        111
     10,402         Sabre Holdings Corp.............        372
      2,270         Shurgard Storage Centers, Inc
                      (Class A).....................         79
      3,816         Skywest, Inc....................         89
     55,462         Southwest Airlines Co...........        896
      4,441      *  Swift Transportation Co, Inc....        104
      5,000     e*  U.S. Airways Group, Inc.........         19
        400      *  U.S. Xpress Enterprises, Inc
                      (Class) A.....................          5
      4,000     e*  UAL Corp........................         46
     18,143      e  Union Pacific Corp..............      1,148
     27,966         United Parcel Service, Inc
                      (Class B).....................      1,727
      1,935         USFreightways Corp..............         73
      2,733         Werner Enterprises, Inc.........         58
      1,800      *  Yellow Corp.....................         58
                                                       --------
                    TOTAL TRANSPORTATION............      9,838
                                                       --------
UTILITIES--7.13%
    257,601         A T & T Corp....................      2,756
         10      *  A T & T Latin America Corp
                      (Class A).....................          0
    160,439     e*  A T & T Wireless Services,
                      Inc...........................        939
     10,413   b,e*  Adelphia Business Solutions,
                      Inc...........................          0
     30,052     e*  AES Corp........................        163
      4,064         AGL Resources, Inc..............         94
      1,700     e*  AirGate PCS, Inc................          2

  SHARES                                              VALUE (000)
  ------                                              -----------
      5,002      *  Alamosa Holdings, Inc...........   $      7
        473      *  Alaska Communications Systems
                      Group, Inc....................          2
      9,138         Allegheny Energy, Inc...........        235
      7,370     e*  Allegiance Telecom, Inc.........         13
      1,866      *  Allen Telecom, Inc..............          8
      5,479         Allete, Inc.....................        148
      6,501         Alliant Energy Corp.............        167
     22,331         Alltel Corp.....................      1,050
     10,493         Ameren Corp.....................        451
     23,207         American Electric Power Co,
                      Inc...........................        929
     11,629     e*  American Tower Corp (Class A)...         40
     10,582         Aquila, Inc.....................         85
      3,067         Atmos Energy Corp...............         72
      3,500         Avista Corp.....................         48
    134,261         BellSouth Corp..................      4,229
      1,900         Black Hills Corp................         66
     13,787      *  Broadwing, Inc..................         36
     25,414     e*  Calpine Corp....................        179
        800         Cascade Natural Gas Corp........         17
        600      *  Centennial Communications
                      Corp..........................          1
        846         Central Vermont Public Service
                      Corp..........................         15
     10,323         Centurytel, Inc.................        305
      1,183         CH Energy Group, Inc............         58
        836      *  Chiles Offshore, Inc............         20
         21     e*  Choice One Communications,
                      Inc...........................          0
     12,113      e  Cinergy Corp....................        436
     20,901         Citizens Communications Co......        175
      2,970         Cleco Corp......................         65
      9,042         CMS Energy Corp.................         99
        782         Commonwealth Telephone
                      Enterprises, Inc..............         31
      5,933         Conectiv........................        153
        556         Connecticut Water Service,
                      Inc...........................         17
     15,357         Consolidated Edison, Inc........        641
     11,949         Constellation Energy Group,
                      Inc...........................        351
     14,725     e*  Crown Castle International
                      Corp..........................         58
      1,200         CT Communications, Inc..........         19
        403         D&E Communications, Inc.........          4
      2,000      *  Dobson Communications Corp
                      (Class A).....................          2
     19,813         Dominion Resources, Inc.........      1,312
      9,174         DPL, Inc........................        243
      4,100         DQE, Inc........................         57
     11,608      e  DTE Energy Co...................        518
     59,447         Duke Energy Corp................      1,849
     19,648         Dynegy, Inc (Class A)...........        141
     23,677      *  Edison International............        403
     38,364         El Paso Corp....................        791
      3,388         El Paso Electric Co.............         47
      1,602         Empire District Electric Co.....         33
      2,318         Energen Corp....................         64
      8,418         Energy East Corp................        190
        302         Energysouth, Inc................         10
     16,050         Entergy Corp....................        681
      4,706         Equitable Resources, Inc........        161
     23,185         Exelon Corp.....................      1,213
     20,079         FirstEnergy Corp................        670
     12,668         FPL Group, Inc..................        760
      3,022      *  General Communication, Inc
                      (Class A).....................         20
     17,200     b*  Geotek Communications, Inc......          0
        824      *  Golden Telecom, Inc.............         15
      4,458         Great Plains Energy, Inc........         91
      2,600      e  Hawaiian Electric Industries,
                      Inc...........................        111
      1,000         Hickory Tech Corp...............         15
      2,758         Idacorp, Inc....................         76
      1,997      *  IDT Corp........................         34
      1,600      *  IDT Corp (Class B)..............         26
        900     b*  Impsat Fiber Networks, Inc......          0
      1,113   b,e*  ITC Deltacom, Inc...............          0
     10,133         KeySpan Corp....................        382

                                       24
                       SEE NOTES TO FINANCIAL STATEMENTS

  SHARES                                              VALUE (000)
  ------                                              -----------
UTILITIES--(CONTINUED)
      6,543         Kinder Morgan, Inc..............   $    249
      1,400         Laclede Group, Inc..............         33
         22     e*  Leap Wireless International,
                      Inc...........................          0
     23,157     e*  Level 3 Communications, Inc.....         68
      1,200         Madison Gas & Electric Co.......         33
      2,341      *  McLeodUSA, Inc (Class A)........          1
     39,967      *  McLeodUSA, Inc (Class A)
                      Escrow........................          0
      5,100         MDU Resources Group, Inc........        134
     37,194     b*  Metromedia Fiber Network, Inc
                      (Class A).....................          0
        555         Middlesex Water Co..............         15
     29,243      *  Mirant Corp.....................        213
        659      *  NATCO Group, Inc (Class A)......          6
      5,158         National Fuel Gas Co............        116
        500   b,e*  Neon Communications, Inc........          0
      1,200     b*  Network Plus Corp...............          0
      1,950         New Jersey Resources Corp.......         58
      3,260     b*  Newpower Holdings, Inc..........          0
     43,183     e*  Nextel Communications, Inc
                      (Class A).....................        139
      4,867      *  Nextel Partners, Inc (Class
                      A)............................         15
      3,250         Nicor, Inc......................        149
     14,828         NiSource, Inc...................        324
      2,809      *  NiSource, Inc (Sails)...........          6
      1,100         North Pittsburgh Systems, Inc...         18
      9,377         Northeast Utilities.............        176
      1,850         Northwest Natural Gas Co........         53
      2,000      e  Northwestern Corp...............         34
      3,839         NSTAR...........................        172
     12,152   b,e*  NTL, Inc........................          0
      1,000         NUI Corp........................         28
      5,621         OGE Energy Corp.................        128
        494      *  Oil States International, Inc...          6
      3,890         Oneok, Inc......................         85
      1,800         Otter Tail Corp.................         57
     28,264      *  P G & E Corp....................        506
      2,562         Peoples Energy Corp.............         93
      1,637      *  Petroquest Energy, Inc..........          9
      2,227         Piedmont Natural Gas Co, Inc....         82
      5,718         Pinnacle West Capital Corp......        226
      2,620         PNM Resources, Inc..............         63
      6,981      e  Potomac Electric Power Co.......        150
     10,670         PPL Corp........................        353
      3,500      *  Price Communications Corp.......         56
     15,762         Progress Energy, Inc............        820
      5,000      *  Progress Energy, Inc (Cvo)......          2
     14,850         Public Service Enterprise Group,
                      Inc...........................        643
      6,254         Puget Energy, Inc...............        129
      5,555         Questar Corp....................        137
        650      *  Quicksilver Resources, Inc......         17
     97,798      *  Qwest Communications
                      International, Inc............        274
      4,225     e*  RCN Corp........................          6
     19,343         Reliant Energy, Inc.............        327
      3,588     e*  Reliant Resources, Inc..........         31
      2,500         RGS Energy Group, Inc...........         98
        576      *  Rural Cellular Corp (Class A)...          1
    239,393         SBC Communications, Inc.........      7,301
      7,541         Scana Corp......................        233
      1,200      e  SEMCO Energy, Inc...............         11
     15,197         Sempra Energy...................        336
      7,400      *  Sierra Pacific Resources........         58
      9,741         Skyworks Solutions, Inc.........         54
        900         South Jersey Industries, Inc....         30
     50,534         Southern Co.....................      1,385

  SHARES                                              VALUE (000)
  ------                                              -----------
      2,899         Southern Union Co...............   $     49
      2,332         Southwest Gas Corp..............         58
        666         Southwest Water Co..............         13
      1,900      *  Southwestern Energy Co..........         29
      4,900     e*  Spectrasite Holdings, Inc.......          1
     64,125         Sprint Corp (FON Group).........        680
     48,982      *  Sprint Corp (PCS Group).........        219
      4,956      *  Talk America Holdings, Inc......         20
     10,202         Teco Energy, Inc................        252
      3,767         Telephone & Data Systems, Inc...        228
      3,067      *  Time Warner Telecom, Inc (Class
                      A)............................          5
      1,400     e*  Triton PCS Holdings, Inc (Class
                      A)............................          5
     19,211         TXU Corp........................        990
      1,194      *  U.S. Cellular Corp..............         30
      5,231      *  U.S. Unwired, Inc (Class A).....         15
      3,977      *  Ubiquitel, Inc..................          3
      2,012         UGI Corp........................         64
        892         UIL Holdings Corp...............         49
      2,061         Unisource Energy Corp...........         38
        341         Unitil Corp.....................         10
        424      *  Vast Solutions, Inc (Class
                      B1)...........................          0
        424      *  Vast Solutions, Inc (Class
                      B2)...........................          0
        424      *  Vast Solutions, Inc (Class
                      B3)...........................          0
      4,960         Vectren Corp....................        124
    195,058         Verizon Communications, Inc.....      7,832
      1,307      *  West Corp.......................         29
      4,029         Westar Energy, Inc..............         62
      1,377         Western Gas Resources, Inc......         51
      3,838     e*  Western Wireless Corp (Class
                      A)............................         13
      3,500         WGL Holdings, Inc...............         91
     33,472   b,e*  Williams Communications Group,
                      Inc...........................          1
     34,656         Williams Cos, Inc...............        208
      8,300         Wisconsin Energy Corp...........        210
      8,507    b,e  WorldCom, Inc (MCI Group).......          8
    218,449   b,e*  WorldCom, Inc (WorldCom
                      Group)........................         20
      2,280         WPS Resources Corp..............         93
     28,592         XCEL Energy, Inc................        479
                                                       --------
                    TOTAL UTILITIES.................     51,825
                                                       --------
                    TOTAL COMMON STOCK
                      (Cost $718,367)...............    727,579
                                                       --------

 PRINCIPAL
 ---------
SHORT TERM INVESTMENTS--2.70%
U.S. GOVERNMENT AND AGENCIES DISCOUNT   NOTES--2.70%
                   Federal National Mortgage
                     Association (FNMA)
$3,100,000           1.900%, 07/01/02................      3,100
16,540,000           1.740%, 08/21/02................     16,496
                                                        --------
                   TOTAL U.S. GOVERNMENT AND AGENCIES
                     DISCOUNT NOTES..................     19,596
                                                        --------
                   TOTAL SHORT TERM INVESTMENTS
                     (Cost $19,599)..................     19,596
                                                        --------
                   TOTAL PORTFOLIO--102.82%
                     (Cost $738,110).................    747,288
                   OTHER ASSETS & LIABILITIES, NET
                     (2.82)%.........................    (20,491)
                                                        --------
                   NET ASSETS--100%..................   $726,797
                                                        ========

---------------
*  Non-income producing
b  In bankruptcy
e  All or a portion of these securities are out on loan.

                                       25
                       SEE NOTES TO FINANCIAL STATEMENTS

                           TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                 JUNE 30, 2002
          (amounts in thousands, except amount per accumulation unit)

ASSETS
     Investments, at cost...................................         $738,110
     Net unrealized appreciation of investments.............            9,178
                                                                     --------
     Investments, at value..................................          747,288
     Receivable from securities transactions................           19,828
     Dividends and interest receivable......................              930
                                                                     --------
                                                TOTAL ASSETS          768,046
                                                                     --------

LIABILITIES
     Deposits for securities loaned.........................           20,546
     Amounts due to bank....................................            1,421
     Payable for securities transactions....................           19,181
     Amounts due to TIAA General Account....................              101
                                                                     --------
                                           TOTAL LIABILITIES           41,249
                                                                     --------

NET ASSETS--Accumulation Fund...............................         $726,797
                                                                     ========

ACCUMULATION UNITS OUTSTANDING--Notes 4 and 5...............           12,458
                                                                     ========

NET ASSET VALUE PER ACCUMULATION UNIT--Note 4...............           $58.34
                                                                     ========

                       See notes to financial statements

                           TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
                      STATEMENT OF OPERATIONS (UNAUDITED)
                         SIX MONTHS ENDED JUNE 30, 2002
                             (amounts in thousands)

INVESTMENT INCOME
  Income:
     Interest...............................................         $     110
     Dividends..............................................             5,736
                                                                     ---------
                                                TOTAL INCOME             5,846
                                                                     ---------
  Expenses--Note 2:
     Investment advisory charges............................             1,208
     Administrative expenses................................               805
     Mortality and expense risk charges.....................               403
                                                                     ---------
                                      EXPENSES BEFORE WAIVER             2,416
     Investment advisory charges waived.....................              (926)
                                                                     ---------
                                                NET EXPENSES             1,490
                                                                     ---------
                                      INVESTMENT INCOME--NET             4,356
                                                                     ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS--Note 3
     Net realized loss on investments.......................            (6,280)
     Net change in unrealized appreciation on investments...          (101,843)
                                                                     ---------
             NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS          (108,123)
                                                                     ---------

        NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS         $(103,767)
                                                                     =========

                       See notes to financial statements

                           TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
                             (amounts in thousands)

                                                                 SIX MONTHS
                                                                    ENDED             YEAR ENDED
                                                                  JUNE 30,           DECEMBER 31,
                                                                    2002                 2001
                                                                 -----------         ------------
                                                                 (UNAUDITED)
FROM OPERATIONS
  Investment income--net................................          $   4,356           $   8,407
  Net realized gain (loss) on investments...............             (6,280)              3,651
  Net change in unrealized appreciation on
     investments........................................           (101,843)           (128,617)
                                                                  ---------           ---------
                              NET DECREASE IN NET ASSETS
                               RESULTING FROM OPERATIONS           (103,767)           (116,559)
                                                                  ---------           ---------
FROM CONTRACTOWNER TRANSACTIONS
  Premiums..............................................             23,796              52,327
  Net contractowner transfers to fixed account..........            (15,720)            (60,700)
  Withdrawals and death benefits........................            (10,611)            (33,157)
                                                                  ---------           ---------
                    NET DECREASE IN NET ASSETS RESULTING
                         FROM CONTRACTOWNER TRANSACTIONS             (2,535)            (41,530)
                                                                  ---------           ---------
                              NET DECREASE IN NET ASSETS           (106,302)           (158,089)
NET ASSETS
  Beginning of year.....................................            833,099             991,188
                                                                  ---------           ---------
  End of period.........................................          $ 726,797           $ 833,099
                                                                  =========           =========

                       See notes to financial statements

                           TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

TIAA Separate Account VA-1 ("VA-1") is a segregated investment account of Teachers Insurance and Annuity Association of America ("TIAA") and was organized on February 16, 1994 under the insurance laws of the State of New York for the purpose of issuing and funding variable annuity contracts. VA-1 is registered with the Securities and Exchange Commission as an open-end, diversified management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account ("Account"), which invests in a diversified portfolio of equity securities selected to track the overall United States stock market. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

VALUATION OF INVESTMENTS: Securities listed or traded on any United States national securities exchange are valued at the last sale price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sale price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices. Short-term money market instruments are stated at market value. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of and in accordance with the responsibilities of the Management Committee.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are accounted for on the average cost basis.

SECURITIES LENDING: The Account may lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned. The Account continues to receive income on the securities loaned and receives additional income from the lending transaction. Additionally, any change in the market value of the securities loaned is recognized by the Account. Although each transaction is collateralized, the Account would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

FEDERAL INCOME TAXES: Based on provisions of the Internal Revenue Code, no federal income taxes are attributable to the net investment experience of the Account.

NOTE 2--MANAGEMENT AGREEMENTS

Teachers Advisors, Inc. ("Advisors"), a wholly-owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement between TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed primarily by Teachers Personal Investors Services, Inc. ("TPIS"), also a wholly-owned subsidiary of TIAA, which is a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the net assets of the Account. Advisors has agreed to waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.07% of the net assets of the Account. The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts equivalent to an annual rate of 0.10% of the net assets of the Account.

NOTE 3--INVESTMENTS

At June 30, 2002, the market value of securities loaned was $17,473,434 and cash collateral received was $20,546,418.

At June 30, 2002, the net unrealized appreciation on investments was $9,178,059, consisting of gross unrealized appreciation of $150,682,919 and gross unrealized depreciation of $141,504,860.

Purchases and sales of securities, other than short-term money market instruments, for the six months ended June 30, 2002, were $35,745,720 and $29,426,749, respectively.

                           TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 4--CONDENSED FINANCIAL INFORMATION

Selected condensed financial information for an Accumulation Unit of the Account is presented below.

                                   SIX MONTHS                  YEARS ENDED DECEMBER 31,
                                     ENDED         ------------------------------------------------
                                JUNE 30, 2002(2)     2001      2000      1999      1998      1997
                                ----------------   --------   -------   -------   -------   -------
                                  (UNAUDITED)
Per Accumulation Unit data:
  Investment income...........      $   .464       $   .916   $  .966   $  .961   $  .908   $  .847
  Expenses....................          .118           .253      .301      .270      .223      .182
                                    --------       --------   -------   -------   -------   -------
  Investment income--net......          .346           .663      .665      .691      .685      .665
  Net realized and unrealized
     gain (loss) on
     investments..............        (8.562)        (9.499)   (7.024)   13.051    12.407    12.429
                                    --------       --------   -------   -------   -------   -------
  Net increase (decrease) in
     Accumulation Unit
     Value....................        (8.216)        (8.836)   (6.359)   13.742    13.092    13.094
  Accumulation Unit Value:
     Beginning of year........        66.556         75.392    81.751    68.009    54.917    41.823
                                    --------       --------   -------   -------   -------   -------
     End of period............      $ 58.340       $ 66.556   $75.392   $81.751   $68.009   $54.917
                                    ========       ========   =======   =======   =======   =======
Total return..................       (12.34%)       (11.72%)   (7.78%)   20.21%    23.84%    31.31%
Ratio to Average Net Assets:
  Expenses (1)................         0.18%          0.37%     0.37%     0.37%     0.37%     0.37%
  Investment income--net......         0.54%          0.97%     0.82%     0.95%     1.14%     1.36%
Portfolio turnover rate.......         3.66%          9.86%    20.68%    37.93%    45.93%     2.39%
Thousands of Accumulation
  Units outstanding at end of
  period......................        12,458         12,517    13,147    12,630    11,145     9,901

(1) Advisors has agreed to waive a portion of its investment advisory fee. Without this waiver, the Account's expense ratio for the periods listed would have been higher (see Note 2).

(2) The percentages shown for this period are not annualized.

NOTE 5--ACCUMULATION UNITS

Changes in the number of Accumulation Units outstanding were as follows:

                                                               SIX MONTHS      YEAR ENDED
                                                                  ENDED       DECEMBER 31,
                                                              JUNE 30, 2002       2001
                                                              -------------   ------------
Accumulation Units:
  Credited for premiums.....................................      367,854         769,448
  Cancelled for transfers and disbursements.................     (427,166)     (1,399,262)
  Outstanding:
     Beginning of year......................................   12,517,257      13,147,071
                                                               ----------      ----------
     End of period..........................................   12,457,945      12,517,257
                                                               ==========      ==========

                           TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

NOTE 6--LINE OF CREDIT

The Account participates in a $2.25 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of contractowner withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the six months ended June 30, 2002, there were no borrowings under this credit facility by the Account.

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VA-ISAFIN-8/02